Document and Entity Information (USD $)	9 Months Ended
	Sep. 30, 2012	Nov. 14, 2012
Document And Entity Information
Entity Registrant Name	FLUOROPHARMA MEDICAL, INC.
Entity Central Index Key	0001402785
Document Type	S-1
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 22,510
Entity Common Stock, Shares Outstanding		22,510,894
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2012

CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 776,163	$ 3,265,141	$ 11,413
Prepaid expenses & other	114,064	50,291	15,766
Total Current Assets	890,227	3,315,432	27,179
Property and equipment, net	180,060	169,808	29,952
Intangible assets, net	56,724	61,155	55,890
Total Assets	1,127,011	3,546,395	113,021
Current Liabilities:
Accounts payable	79,533	341,172	842,357
Accrued expenses	63,471	39,232	649,998
Short-term convertible notes payable			538,828
Total Current Liabilities	143,004	380,404	2,031,183
Commitments & Contingencies
Stockholders' Equity:
Preferred stock Series A; $0.001 par value, 3,500,000 designated 2,022,321 and 1,924,230 shares issued and outstanding, reapectively	2,022	1,924
Common stock - Class A - $0.001 par value, 200,000,000 shares authorized, 22,510,894 and 22,310,894 shares issued and outstanding, reapectively	22,512	22,312	12,705
Additional paid-in capital	16,620,318	16,015,484	6,537,369
Deficit accumulated in the development stage	(15,660,845)	(12,873,729)	(8,468,236)
Total Stockholders' Equity	984,007	3,165,991	(1,918,162)
Total Liabilities and Stockholders' Equity	$ 1,127,011	$ 3,546,395	$ 113,021

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Preferred stock, par value			$ 0.001
Preferred stock, Authorized	10,000,000	10,000,000	10,000,000
Preferred stock Series A, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock Series A, Issued and Outstanding	2,022,321	1,924,230	1,924,230
Preferred stock Series A,designated	3,500,000	3,500,000	3,500,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, Authorized	200,000,000	200,000,000	200,000,000
Common stock, Issued	22,510,894	22,310,894	22,310,894
Common stock, Outstanding	22,510,894	22,310,894	12,705,038

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		112 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012
Income Statement [Abstract]
Revenues
Operating Expenses:
General and administrative	448,438	270,532	1,016,322	1,794,249	2,075,100	441,402	5,997,079
Professional fees	208,290	150,088	847,079	490,706	682,899	364,528	3,985,523
Research and development	344,871	10,272	905,142	255,508	640,730	44,504	5,548,919
Sales and marketing				269	269	1,022	1,292
Other Taxes	746		9,695				9,695
Amortization	1,477	3,911	4,431	11,733	17,235	15,643	104,884
Depreciation	4,512	5,811	14,022	17,493	23,569	25,450	145,106
Total Operating Expenses	1,008,334	440,614	2,796,691	2,569,958	3,439,802	892,549	15,792,498
Loss from Operations	(1,008,334)	(440,614)	(2,796,691)	(2,569,958)	(3,439,802)	(892,549)	(15,792,498)
Other Income (Expense):
Interest income	196		570				4,897
Gain on debt restructuing							1,358,127
Loss on disposition of fixed assets						(8,346)	71,550
Gain on settlement of accounts payable	9,142		133,142	113,406	124,889		258,032
Interest expense		(1,005)		(113,193)	(113,192)	(53,223)	316,326
Total Other Income (Expense), net	9,338	(1,005)	133,712	213	11,697	(61,569)	1,233,180
Loss Before Provision for Income Taxes	(998,996)	(441,619)	(2,662,979)	(2,569,745)	(3,428,105)	(954,118)	(14,559,318)
Provision for Income Taxes
Net Loss	(998,996)	(441,619)	(2,662,979)	(2,569,745)	(3,428,105)	(954,118)	(14,559,318)
Preferred Stock Dividend	(42,721)	(38,609)	(124,137)	(898,863)	(977,388)		(1,101,527)
Net Loss Attributable to Common Stockholders	$ (1,041,717)	$ (480,228)	$ (2,787,116)	$ (3,468,608)	$ (4,405,493)	$ (954,118)	$ (15,660,845)
Net loss per common share
Basic	$ (0.05)	$ (0.02)	$ (0.12)	$ (0.21)	$ (0.25)	$ (0.08)	$ (1.72)
Diluted	$ (0.05)	$ (0.02)	$ (0.12)	$ (0.21)	$ (0.25)	$ (0.08)	$ (1.72)
Weighted Average Shares Used in per Share Calculation:
Basic	22,443,202	20,967,981	22,407,378	16,542,270	17,732,273	12,705,038	9,082,797
Diluted	22,443,202	20,967,981	22,407,378	16,542,270	17,732,273	12,705,038	9,082,797

STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Preferred Stock	Common Stock	Additional Paid In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2003
Issuance of common stock, Amount		$ 2,697	$ (899)		$ 1,798
Issuance of common stock, Shares		2,696,250
Issuance of preferred stock, Amount	206		274,793		274,999
Issuance of preferred stock, Shares	206,250
Net Income loss				(333,146)	(333,146)
Ending Balance, Amount at Dec. 31, 2004	206	2,697	273,894	(333,146)	(56,349)
Ending Balance, Shares at Dec. 31, 2004	206,250	2,696,250
Issuance of preferred stock, Amount	188		249,813		250,001
Issuance of preferred stock, Shares	187,500
Issuance of preferred stock for contract termination, Amount	38		49,963		50,001
Issuance of preferred stock for contract termination, Shares	37,500
Issuance of stock options to non-employees			158,803		158,803
Net Income loss				(687,576)	(687,576)
Ending Balance, Amount at Dec. 31, 2005	432	2,697	732,472	(1,020,722)	(285,121)
Ending Balance, Shares at Dec. 31, 2005	431,250	2,696,250
Issuance of common stock for consulting, Amount		24	23,464		23,488
Issuance of common stock for consulting, Shares		24,638
Conversion of preferred stock to common stock, Amount	(432)	432
Conversion of preferred stock to common stock, Shares	(431,250)	431,250
Issuance of common stock to induce conversion of preferred stock, Amount		35	(35)
Issuance of common stock to induce conversion of preferred stock, Shares		34,358
Issuance of common stock to investor, Amount		1,643	1,564,381		1,566,023
Issuance of common stock to investor, Shares		1,644,255
Issuance of common stock to employees			28,806		28,806
Net Income loss				(1,999,214)	(1,999,214)
Ending Balance, Amount at Dec. 31, 2006		4,830	2,860,976	(3,019,936)	(154,130)
Ending Balance, Shares at Dec. 31, 2006		4,830,750
Issuance of common stock, Amount		942	1,249,058		1,250,000
Issuance of common stock, Shares		940,587
Issuance of stock options to non-employees			429,391		429,391
Issuance of common stock to employees			19,239		19,239
Net Income loss				(2,354,043)	(2,354,043)
Ending Balance, Amount at Dec. 31, 2007		5,772	4,558,664	(5,373,979)	(809,543)
Ending Balance, Shares at Dec. 31, 2007		5,771,337
Issuance of stock options to non-employees			216,779		216,779
Issuance of common stock to employees			274,299		274,299
Net Income loss				(2,272,144)	(2,272,144)
Ending Balance, Amount at Dec. 31, 2008		5,772	5,049,742	(7,646,123)	(2,590,609)
Beginning Balance, Shares at Dec. 31, 2008		5,771,337
Issuance of common stock, Amount		4,038	668,909		672,947
Issuance of common stock, Shares		4,037,682
Issuance of common stock to employees			157,933		157,933
Non-cash fair value of stock options to non- employees			54,064		54,064
Fair value of stockholder debt, payables and advances settled in common stock, Amount		2,331	386,246		388,577
Fair value of stockholder debt, payables and advances settled in common stock, Shares		2,331,458
Fair value of common stock issued to settle accounts payable, Amount		564	103,308		103,872
Fair value of common stock issued to settle accounts payable, Shares		564,561
Fair value of common stock options issued to settle accounts payable and accrued expenses			18,364		18,364
Net Income loss				132,005	132,005
Ending Balance, Amount at Dec. 31, 2009		12,705	6,438,566	(7,514,118)	(1,062,847)
Ending Balance, Shares at Dec. 31, 2009		12,705,038
Issuance of common stock to employees			86,985		86,985
Fair Value of Warrants Issued with Convertible Notes Payable			11,818		11,818
Net Income loss				(954,118)	(954,118)
Ending Balance, Amount at Dec. 31, 2010		12,705	6,537,369	(8,468,236)	(1,918,162)
Beginning Balance, Shares at Dec. 31, 2010		12,705,038
Fair Value of Warrants Issued with Convertible Notes Payable			7,474		7,474
Share Based Compensation			1,736,917		1,736,917
Common stock issued in cashless exercise of stock options, Amount		837	(837)
Common stock issued in cashless exercise of stock options, Shares		836,250
Common stock issued on conversion of notes payable and accrued interest, Amount		1,300	836,299		837,599
Common stock issued on conversion of notes payable and accrued interest, Shares		1,299,957
Common stock issued for consideration of extension of notes payable, Amount		45	37,455		37,500
Common stock issued for consideration of extension of notes payable, Shares		45,000
Common stock issued for deferred compensation, Amount		443	367,157		367,600
Common stock issued for deferred compensation, Shares		442,892
Preferred and Common stock issued for cash net of offering costs of $591,877, Amount	1,807	5,482	5,517,290		5,524,579
Preferred and Common stock issued for cash net of offering costs of $591,877, Shares	1,807,229	5,481,757
Shares issued upon recapitalization, Amount		1,500	(1,500)
Shares issued upon recapitalization, Shares		1,500,000
Recapitalization effect of net assets			589		589
Preferred Stock Dividend			880,278		(880,278)
Preferred Stock Dividend Accrued, Amount	117		96,993	(97,110)
Preferred Stock Dividend Accrued, Shares	117,001
Net Income loss				(3,428,105)	(3,428,105)
Ending Balance, Amount at Dec. 31, 2011	$ 1,924	$ 22,312	$ 16,015,484	$ (12,873,729)	$ 3,165,991
Ending Balance, Shares at Dec. 31, 2011	1,924,230	22,310,894

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		112 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,662,979)	$ (2,569,745)	$ (3,428,105)	$ (954,118)	$ (14,559,318)
Adjustments to reconcile net loss to net cash used by operating activities
Depreciation and amortization	18,453	20,580	40,804	41,093	249,990
Issuance of common stock for consulting	110,500				133,988
Expenses related to employee stock options	265,354	1,636,187	1,736,917	86,985	2,569,533
Amortization of debt discount		8,646	8,646	10,646	19,292
Non-cash fair value of stock options issued to non-employee for consulting	4,642				1,374,752
Non-cash fair value of warrants issued to non-employees	73,220				73,220
Loss on fixed asset dispositions	70,000	127,650		8,346	247,650
Gain on debt and accounts payable settlement			(124,889)		71,550
Loss on early extinguishment of debt	(133,142)		61,419		(1,616,159)
Expenses Paid by issuance of Preffered stock / Common stock					61,419
(Increase) decrease in:
Accounts receivable				50,000	50,000
Prepaid expenses	(63,773)	(57,770)	(34,526)	(5,974)	(114,064)
Increase (decrease) in:
Accounts payable	(114,336)	(436,361)	(318,211)	56,568	591,783
Accrued expenses	(18,482)	(298,431)	(222,051)	230,898	516,532
Net Cash Used by Operating Activities	(2,450,543)	(1,569,244)	(2,279,996)	(475,556)	(10,329,832)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for intangible assets		2,500	(22,500)		161,609
Net cash received in acquisition		69	69		69
Cash paid for purchase of property and equipment	38,435	9,732	(163,424)	(4,755)	410,478
Net Cash Used by Investing Activities	(38,435)	(12,163)	(185,855)	(4,755)	(572,018)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of notes - stockholder					1,400,000
Proceeds from issuance of short-term convertible notes		195,000	195,000	490,000	608,165
Advances from stockholders					679,500
Proceeds from sale of common stock - Class A, net		3,190,929	4,129,579		7,070,348
Proceeds from sale of common stock - Class B
Proceeds from sale of preferred stock, net		1,395,000	1,395,000		1,920,000
Net Cash Provided by Financing Activities		4,780,929	5,719,579	490,000	11,678,013
Net Increase (Decrease) in Cash and Cash Equivalents	(2,488,978)	3,199,522	3,253,728	9,689	776,163
Cash and Cash Equivalents, Beginning of Period	3,265,141	11,413	11,413	1,724
Cash and Cash Equivalents, End of Period	776,163	3,210,935	3,265,141	11,413	776,163
Supplemental Cash Flow Disclosures:
Interest expense paid in cash
Income tax paid
Supplemental Non-Cash Disclosure:
Conversion of preferred stock to common stock					288
Notes payable - stockholder - settled in common stock		835,000	735,000		2,135,000
Accrued interest - stockholder - settled in common stock		41,180	78,680		188,569
Preferred stock dividend	(124,137)	(898,863)	(977,388)		(1,101,527)
Advances from stockholders settled in common stock					679,500
Accounts payable settled in common stock			367,600		471,472
Accounts payable settled in common stock options					30,500
Accrued expenses settled in common stock options					3,000
Decrease in accounts payable related to fixed asset disposition					133,314
Decrease in debt and accounts payable related to settlement	133,142	113,406	124,889		1,616,159
Decrease in accrued expenses related to settlement					3,000
Increase in accounts receivable related to common stock issuance					50,000
Warrants issued with convertible notes payable			$ 7,474

ORGANIZATION, BASIS OF PRESENTATION AND LIQUIDITY	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION, BASIS OF PRESENTATION AND LIQUIDITY

FluoroPharma Medical, Inc. (“the Company” or “FPM”) was organized on January 25, 2007 under the laws of the State of Nevada. The Company served as an electronics waste management solution provider, specializing in the collection, retirement, storage and remarketing of excess, damaged or obsolete electronic assets, such as computer, telecommunications and other electronic office equipment.

FluoroPharma Inc. (“FPI”), a Delaware corporation, is a molecular imaging company headquartered in Boston, MA. FPI was founded in 2003 to engage in the discovery, development and commercialization of proprietary products for the positron emission tomography (PET) market. The Company’s initial focus has been on the development of novel cardiovascular imaging agents that can more efficiently and effectively detect and assess acute and chronic forms of coronary artery disease (CAD). Molecular imaging pharmaceuticals are radiopharmaceuticals that enable early detection of disease through the visualization of subtle changes in biochemical and biological processes.

Merger

On May 16, 2011, the Company entered into an Agreement and Plan of Merger and Merger (the “Merger Agreement”) by and among FPM, FPI, and FPI Merger Corporation, a newly formed, wholly owned Delaware subsidiary of FPM (“MergerCo”). Upon closing of the merger transaction contemplated under the Merger Agreement (the “Merger”), on May 16, 2011, MergerCo merged with and into FPI, and FPI, as the surviving corporation, became a wholly owned subsidiary of FPM.

The acquisition was accounted for as a reverse merger using accounting principles applicable to reverse acquisitions whereby the financial statements subsequent to the date of the transaction are presented as a continuation of FPI.  Under reverse acquisition accounting FluoroPharma, Inc. (the legal subsidiary) will be treated as the accounting parent (acquirer) and FPM (the legal parent) will be treated as the accounting subsidiary (acquiree). In connection with this transaction, the Company effected a stock split, which includes a 3 for 2 issuance of FPM shares to FPI shareholders.  All outstanding shares have been restated to reflect the effect of this recapitalization.

Basis of Presentation

As of December 31, 2011, the Company has not generated any revenues from the development of its products and is therefore still considered to be a development stage company as defined in Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 915 “Development Stage Entities”. The Company is devoting substantially all of its present efforts to research and development of commercially viable products that meet the standards of and are approved by the Food and Drug Administration, raising capital and attracting qualified advisors and personnel to further advance the Company’s goals. The Company has not commenced its planned principal operations, has not generated any revenues from operations and has no assurance of any future revenues. All losses accumulated since incorporation on June 13, 2003 have been considered as part of the Company’s development stage activities.

Liquidity

The Company has experienced net losses and negative cash flows from operations since its inception.  The Company has sustained cumulative losses of $12,873,776 as of December 31, 2011.  The Company has historically financed its operations through issuances of equity and the proceeds of debt instruments. In the past, the Company has also provided for its cash needs by issuing common stock, options and warrants for certain operating costs, including consulting and professional fees.   During the year ended December 31, 2011, the Company raised approximately $5,500,000, net of offering costs, through the private placement of common stock and warrants (see Note 7).

The Company continues to actively pursue various funding options, including equity offerings and debt financings, to obtain additional funds to continue the development of its products and bring them to commercial markets. There can be no assurance that we will be able to consummate any fund raising transactions on terms acceptable to us or at all.

The Company’s current cash reserves of approximately $3.2 million as of the date of this report, should provide the Company with sufficient cash to fund its operations into 2013.  This projection is based on the budgeted monthly operating expenses including projected costs for clinical trials.  There can be no assurances, however, that the Company will be able to continue to raise additional capital as may be needed and meet its projections for operating expenses.  If the Company is unable to raise additional capital as may be needed and meet its projections for operating expenses, it could have a material adverse effect on liquidity or require the Company to cease or significantly delay some of its clinical trials.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of FluoroPharma Medical, Inc. and subsidiary (“FPM”, "FluoroPharma" or the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and the rules and regulations of the U.S. Securities and Exchange Commission (the "SEC").  Accordingly, the unaudited condensed consolidated financial statements do not include all information and footnotes required by accounting principles generally accepted in the United States of America for complete annual financial statements.  In the opinion of management, the accompanying unaudited condensed consolidated financial statements reflect all adjustments, consisting of only normal recurring adjustments, considered necessary for a fair presentation.  Certain prior year amounts in the condensed consolidated financial statements and notes thereto have been reclassified to conform to the current period’s presentation.  Interim operating results are not necessarily indicative of results that may be expected for the year ending December 31, 2012 or for any other interim period.  The unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements of the Company and the notes thereto as of and for the year ended December 31, 2011, as included in the Company's Form 10-K filed with the SEC on March 16, 2012.

As of September 30, 2012, the Company has not generated any revenues from its products and is therefore still considered to be a development stage company as defined in Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 915 “Development Stage Entities”. The Company is devoting substantially all of its present efforts to research and development of commercially viable products that meet the standards of and are approved by the Food and Drug Administration, raising capital and attracting qualified advisors and personnel to further advance the Company’s goals. The Company has not commenced its planned principal operations, has not generated any revenues from operations and has no assurance of any future revenues. All losses accumulated since incorporation on June 13, 2003 have been considered as part of the Company's development stage activities.

On May 16, 2011, the Company entered into an Agreement and Plan of Merger (the "Merger Agreement") with FluoroPharma, Inc., a Delaware corporation ("FPI"), and FPI Merger Corporation, a newly formed, wholly owned Delaware subsidiary of FPM ("MergerCo”). Upon closing of the merger transaction contemplated under the Merger Agreement (the "Merger"), on May 16, 2011, MergerCo merged with and into FPI, and FPI, as the surviving corporation, became a wholly owned subsidiary of FPM.

The acquisition was accounted for as a reverse merger using accounting principles applicable to reverse acquisitions whereby the financial statements subsequent to the date of the transaction are presented as a continuation of FPI.  Under reverse acquisition accounting FluoroPharma, Inc. (the legal subsidiary) will be treated as the accounting parent (acquirer) and FPM (the legal parent) will be treated as the accounting subsidiary (acquiree).  All outstanding shares have been restated to reflect the effect of the recapitalization, which includes a 3-for-2 issuance of FPM shares to FPI shareholders.

Use of Estimates

The accompanying condensed consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, and include certain estimates and assumptions which affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period, including contingencies. Accordingly, actual results may differ from those estimates.

Concentration of Risks

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents. The Company primarily maintains its cash balances with financial institutions in federally insured accounts. The Company has not experienced any losses to date resulting from this practice.

Principles of Consolidation

The condensed consolidated financial statements include the accounts of the Company and the Subsidiary. Intercompany transactions and balances have been eliminated upon consolidation.

Property and Equipment

Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The Company’s property and equipment at September 30, 2012 and December 31, 2011 consisted of computer and office equipment, machinery and equipment, and leasehold improvements with estimated useful lives of three to five years.

Intangible Assets

The Company’s intangible assets consist of technology licenses and are carried at the cost to obtain them. Intangible assets are amortized using the straight-line method over the estimated useful life. Useful lives are as follows: technology licenses, five to fifteen years.

Impairments

The Company assesses its long-lived assets, including intangible assets, for possible impairment whenever events or changes in circumstances indicate that their carrying value may not be recoverable in accordance with ASC Topic 360-10-35, “Impairment or Disposal of Long-Lived Assets.” The determination of related estimated useful lives and whether or not these assets are impaired involves significant judgments, related primarily to the future profitability and/or future value of the assets. The Company records an impairment charge if it believes an investment has experienced a decline in value that is other than temporary.

Management has determined that no impairments had occurred as of September 30, 2012 or December 31, 2011.

Fair Value of Financial Instruments

The Company's financial instruments primarily consist of cash and cash equivalents and accounts payable. All instruments are accounted for on the historical cost basis, which, due to the short maturity of these financial instruments, approximates the fair value at the reporting dates of these financial statements.

The Company groups its assets and liabilities measured at fair value, in three levels based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

The three levels of the fair value hierarchy are as follows:

Level 1 – Valuation is based on quoted prices in active markets for identical assets or liabilities. Valuations are obtained from readily available pricing sources for market transactions involving identical assets or liabilities.

Level 2 – Valuation is based on observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Valuation is based on unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the financial instrument.

The Company recognizes transfers between levels at the end of the reporting period as if the transfers occurred on the last day of the reporting period.

Income Taxes

The Company accounts for income taxes and the related accounts under the liability method. Deferred tax assets and liabilities are determined based on the differences between the financial statement carrying amounts and the income tax bases of assets and liabilities. A valuation allowance is applied against any net deferred tax asset if, based on available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

The Company continues to recognize net operating losses. The estimated net operating loss for the nine months ended September 30, 2012 is $2,700,000, which results in an increase in the deferred tax asset and associated valuation allowance of approximately $1,020,000, using the combined state and federal tax rates of approximately 38%.

There are no unrecognized tax benefits included in the consolidated balance sheets that would, if recognized, affect the effective tax rate.

The Company’s policy is to recognize interest and/or penalties related to income tax matters in income tax expense.  The Company had no accrual for interest or penalties on its balance sheets at September 30, 2012 or December 31, 2011, and has not recognized interest and/or penalties in the statement of operations for the periods ended September 30, 2012 and December 31, 2011.   Further, the Company currently has no open tax years, subject to audit prior to December 31, 2009.

Accounting for Share-Based Payments

The Company follows the provisions of ASC Topic 718, which establishes the accounting for transactions in which an entity exchanges equity securities for services and requires companies to expense the estimated fair value of these awards over the requisite service period. The Company uses the Black-Scholes option pricing model in determining fair value. Accordingly, compensation cost has been recognized using the fair value method and expected term accrual requirements as prescribed, which resulted in employee stock-based compensation expense for the nine months ending September 30, 2012 and September 30, 2011 of $269,996 and $1,636,187 respectively.

A portion of the 2011 expense was the result of changes to the terms of previously granted options in the Merger (see Note 7). The number of shares increased (3-for-2) and the exercise prices decreased.

The Company accounts for share-based payments granted to non-employees in accordance with ASC Topic 505, “Equity Based Payments to Non-Employees.” The Company determines the fair value of the stock-based payment as either the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable.  If the fair value of the equity instruments issued is used, it is measured using the stock price and other measurement assumptions as of the earlier of either (1) the date at which a commitment for performance by the counterparty to earn the equity instruments is reached, or (2) the date at which the counterparty’s performance is complete.

The fair value of each share-based payment is estimated on the measurement date using the Black-Scholes model with the following assumptions:

	2012	2011

Risk-free interest rate	2.26%	3.90%
Expected volatility	78.53%	117%
Dividend yield	none	none
Expected term	5 years	5 years

Loss per Share

The Company computes net income (loss) per common share in accordance with ASC Topic 260. Net income (loss) per share is based upon the weighted average number of outstanding common shares and the dilutive effect of common share equivalents, such as options and warrants to purchase common stock, and convertible notes, if applicable, that are outstanding each year.

Net loss per share is presented as both basic and diluted net loss per share. Basic net loss per share excludes any dilutive effects of options and warrants. Diluted net loss per share includes the impact of potentially dilutive securities. No dilutive effect was calculated for the three and nine months ended September 30, 2012 and 2011 as the Company reported a net loss for each respective period and the effect would have been anti-dilutive. As of September 30, 2012, the Company had outstanding options exercisable for 4,353,428 shares of its common stock, warrants exercisable for 5,243,531 shares of its common stock and preferred stock convertible into 2,,073,792 shares of common stock.  As of September 30, 2011, the Company had outstanding options exercisable for 4,101,000 shares of its common stock, warrants exercisable for 4,238,395 shares of its common stock and preferred stock convertible into 2,041,231 shares of common stock.

Research and Development Costs

Research and development costs are expensed as incurred.

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying financial statements.

Liquidity

The Company has experienced net losses and negative cash flows from operations since its inception.  The Company has sustained cumulative losses since inception of $15,660,845 as of September 30, 2012.  The Company has historically financed its operations through issuances of equity and the proceeds of debt instruments. In the past, the Company has also provided for its cash needs by issuing common stock, options and warrants for certain operating costs, including consulting and professional fees.

The Company's current cash reserves of approximately $800,000 as of September 30, 2012, should provide the Company with sufficient cash to fund its operations into 2013. This projection is based on the budgeted monthly operating expenses including projected costs for clinical trials. The Company continues to actively pursue various funding options, including equity offerings, to obtain additional funds to continue the development of its products and bring them to commercial markets. However, there can be no assurance that the Company will be able to consummate any fund raising transactions on acceptable terms or at all. If the Company is unable to raise additional capital as may be needed and meet its projections for operating expenses, it could have a material adverse effect on its operations and liquidity.

Cash and Cash Equivalents

The Company considers all highly liquid investments with maturities of three months or less from date of purchase to be cash equivalents. Cash equivalents consisted of money market funds at December 31, 2011 and December 31, 2010.

Use of Estimates

The accompanying consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, and include certain estimates and assumptions which affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period, including contingencies. Accordingly, actual results may differ from those estimates.

Concentration of Risks

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents. The Company primarily maintains its cash balances with financial institutions in federally insured accounts. The Company has not experienced any losses to date resulting from this practice.

Principles of consolidation

The consolidated financial statements include the accounts of the Company and the Subsidiary. Intercompany transactions and balances have been eliminated upon consolidation.

Property and Equipment

Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The Company’s property and equipment at December 31, 2011 and December 31, 2010 consisted of computer and office equipment and machinery and equipment with estimated useful lives of three to five years.

Intangible Assets

The Company’s intangible assets consist of technology licenses and website development costs, and are carried at the legal cost to obtain them. Intangible assets are amortized using the straight line method over the estimated useful life. Useful lives are as follows: technology licenses, five to 15 years; website development costs, three years.

Impairments

The Company assesses the impairment of long-lived assets, including other intangible assets, whenever events or changes in circumstances indicate that their carrying value may not be recoverable in accordance with ASC Topic 360-10-35, “Impairment or Disposal of Long-Lived Assets.” The determination of related estimated useful lives and whether or not these assets are impaired involves significant judgments, related primarily to the future profitability and/or future value of the assets. The Company records an impairment charge if it believes an investment has experienced a decline in value that is other than temporary.

Management has determined that no impairments were required as of December 31, 2011 or December 31, 2010.

Fair Value of Financial Instruments

The Company’s financial instruments primarily consist of cash and cash equivalents and accounts payable. All instruments are accounted for on the historical cost basis, which, due to the short maturity of these financial instruments, approximates the fair value at the reporting dates of these financial statements.

ASC Topic 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels as follows:

Level 1: Quoted prices for identical instruments in active markets accessible at the measurement date.

Level 2: Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3: Unobservable inputs for the instrument are only used when there is little, if any, market activity for the instrument at the measurement date. Price or valuation techniques require inputs that are both significant to the fair value measurement and unobservable.

Income Taxes

The Company accounts for income taxes and the related accounts under the liability method. Deferred tax assets and liabilities are determined based on the differences between the financial statement carrying amounts and the income tax bases of assets and liabilities. A valuation allowance is applied against any net deferred tax asset if, based on available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

There are no unrecognized tax benefit included in the consolidated balance sheets that would, if recognized, affect the effective tax rate.

The Company’s policy is to recognize interest and/or penalties related to income tax matters in income tax expense.  The Company had no accrual for interest or penalties on its balance sheets at December 31, 2011 or December 31, 2010, and has not recognized interest and/or penalties in the statement of operations for the years ended December 31, 2011 and 2010.  See Note 9 - Income Taxes.  Further, the Company currently has no open tax years, subject to audit prior to December 31, 2008.

Accounting for Share-Based Payments

The Company follows the provisions of ASC Topic 718, which establishes the accounting for transactions in which an entity exchanges equity securities for services and requires companies to expense the estimated fair value of these awards over the requisite service period. FPM uses the Black-Scholes option pricing model in determining fair value. Accordingly, compensation cost has been recognized using the fair value method and expected term accrual requirements as prescribed, which resulted in employee stock-based compensation expense for the years ended December 31, 2011 and 2010 of $1,736,917, and $86,985, respectively, and $2,304,179 for the period from June 13, 2003 (inception) to December 31, 2011.

A portion of the 2011 expense was the result of changes to the terms of previously granted options in the Merger. The number of shares increased (3 for 2) and the exercise prices decreased.

The Company accounts for share-based payments granted to non-employees in accordance with ASC Topic 505, “Equity Based Payments to Non-Employees.” The Company determines the fair value of the stock-based payment as either the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable.  If the fair value of the equity instruments issued is used, it is measured using the stock price and other measurement assumptions as of the earlier of either (1) the date at which a commitment for performance by the counterparty to earn the equity instruments is reached, or (2) the date at which the counterparty’s performance is complete.

The fair value of each share-based payment is estimated on the measurement date using the Black-Scholes model with the following assumptions:

	2011	2010
Risk-free interest rate	2.69%–3.90%	2.43%
Expected volatility	72.06%–117%	75%–134.06%
Dividend yield	none	none

Earnings per Share

The Company computes net income (loss) per common share in accordance with ASC Topic 260. Net income (loss) per share is based upon the weighted average number of outstanding common shares and the dilutive effect of common share equivalents, such as options and warrants to purchase common stock, and convertible notes, if applicable, that are outstanding each year.

Basic and diluted earnings per share were the same for the years ending December 31, 2011 and 2010, respectively, as including common stock equivalents in the calculation of diluted earnings per share would have been antidilutive. As of December 31, 2011, the Company had outstanding options exercisable for 4,167,584 shares of its common stock and warrants exercisable for 4,843,531 shares of its common stock.  At December 31, 2010, the Company had outstanding options exercisable for 2,072,995 shares of its common stock, and warrants exercisable for 410,278 shares of common stock, and notes payable and accrued interest convertible into 201,000 shares of common stock.

Research and Development Costs

Research and development costs are expensed as incurred.

Segment Reporting

The Company has determined that it operates in only one segment currently, which is biopharmaceutical research and development.

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying financial statements.

In January 2010, the Financial Accounting Standards Board (FASB) issued additional authoritative guidance related to fair value measurements and disclosures. The guidance requires a roll forward, separately presenting information about purchases, sales, issuances and settlements on a gross basis, rather than net, of the assets and liabilities measured using significant unobservable inputs (Level 3 fair value measurements). The Company does not expect the adoption to have a material impact on the consolidated financial statements.

In November 2010, the FASB issued additional authoritative guidance clarifying the required disclosures of supplementary pro forma information for business combinations. The guidance is effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010.

In December 2010, the FASB issued additional authoritative guidance on accounting for goodwill. The guidance clarifies the impairment test for reporting units with zero or negative carrying amounts. The guidance is effective for fiscal years and interim periods within those years beginning after December 15, 2011. The Company does not expect the adoption to have a material impact on the company’s consolidated financial statements.

In May 2011, the FASB issued further additional authoritative guidance related to fair value measurements and disclosures. The new guidance results in a consistent definition of fair value and common requirements for measurement of and disclosure about fair value between accounting principles generally accepted in the United States (U.S. GAAP) and International Financial Reporting Standards (IFRS). The guidance is effective for fiscal years and interim periods within those years beginning after December 15, 2011. The Company is currently assessing the impact of the guidance.

In June 2011, the FASB issued authoritative guidance requiring entities to present net income and other comprehensive income (OCI) in one continuous statement or two separate, but consecutive, statements of net income and comprehensive income. The option to present items of OCI in the statement of changes in equity has been eliminated. The new requirements are effective for annual reporting periods beginning after December 15, 2011 and for interim reporting periods within those years.  The Company does not expect the adoption to have a material impact on the company’s consolidated financial statements.

In September 2011, the FASB issued revised guidance intended to simplify how an entity tests goodwill for impairment. The amendments will allow an entity first to assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. An entity will no longer be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Company does not expect the adoption to have a material impact on the Company’s consolidated financial statements.

THE MERGER	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 2 - THE MERGER

On May 16, 2011, the Company entered into the Merger Agreement by and among FPM, FPI, and MergerCo. Upon closing of the Merger, on May 16, 2011, MergerCo merged with and into FPI, and FPI, as the surviving corporation, became a wholly owned subsidiary of FPM.

FPM was organized on January 25, 2007 under the laws of the State of Nevada. FPM served as an electronics waste management solution provider, specializing in the collection, retirement, storage and remarketing of excess, damaged or obsolete electronic assets, such as computer, telecommunications and other electronic office equipment.

FPI, a Delaware corporation, is a molecular imaging company headquartered in Montclair, NJ. FPI was founded in 2003 to engage in the discovery, development and commercialization of proprietary products for the positron emission tomography (PET) market. The Company’s initial focus has been on the development of novel cardiovascular imaging agents that can more efficiently and effectively detect and assess acute and chronic forms of coronary artery disease (CAD). Molecular imaging pharmaceuticals are radiopharmaceuticals that enable early detection of disease through the visualization of subtle changes in biochemical and biological processes.

The Company did not have any outstanding options or warrants to purchase shares of capital stock immediately prior to the closing of the Merger. Upon closing of the Merger, the Company issued 2,611,375 shares of common stock and 1,807,229 shares of Series A Preferred Stock in the Private Placement and warrants to purchase 1,817,593 shares of common stock in connection with the Private Placement. Prior to the Merger, we adopted the 2011 Equity Incentive Plan (the “2011 Plan”) and reserved 6,475,750 shares of common stock for issuance as awards to officers, directors, employees, consultants and others. Upon closing of the Merger, we issued options to purchase an aggregate of 4,423,500 shares of our common stock with strike prices ranging from $0.13 to $1.33 per share to certain of our post-Merger officers, directors, employees, consultants and others.

The shares of FPM's common stock issued to the former holders of FPI’s common stock in connection with the Merger, and the shares of the Company's common stock and warrants issued in the Private Placement, were not registered under the Securities Act, in reliance upon the exemption from registration provided by Section 4(2) of the Securities Act and Regulation D promulgated under that section, which exempts transactions by an issuer not involving any public offering. These securities may not be offered or sold in the United States absent registration or an applicable exemption from the registration requirements. Certificates representing these shares contain a legend stating the restrictions applicable to such shares.

On May 16, 2011, the Company entered into the Merger Agreement by and among FPM, FPI, and MergerCo. Upon closing of the Merger, on May 16, 2011, MergerCo merged with and into FPI, and FPI, as the surviving corporation, became a wholly owned subsidiary of FPM.

FPM was organized on January 25, 2007 under the laws of the State of Nevada. FPM served as an electronics waste management solution provider, specializing in the collection, retirement, storage and remarketing of excess, damaged or obsolete electronic assets, such as computer, telecommunications and other electronic office equipment.

FPI, a Delaware corporation, is a molecular imaging company headquartered in Boston, MA. FPI was founded in 2003 to engage in the discovery, development and commercialization of proprietary products for the positron emission tomography (PET) market. The Company’s initial focus has been on the development of novel cardiovascular imaging agents that can more efficiently and effectively detect and assess acute and chronic forms of coronary artery disease (CAD). Molecular imaging pharmaceuticals are radiopharmaceuticals that enable early detection of disease through the visualization of subtle changes in biochemical and biological processes.

Pursuant to the terms and conditions of the Merger Agreement:

·	All of the outstanding shares of FPI’s common stock prior to the Merger were converted into the right to receive 13,911,011 shares of FPM’s common stock. Accordingly, an aggregate of 13,911,011 shares of our common stock were issued to the shareholders of FPI.
·	All of the outstanding warrants to purchase shares of FPI’s common stock prior to the Merger were converted into the right to receive 661,617 warrants to purchase shares of FPM’s common stock. Accordingly, an aggregate of 661,617 warrants to purchase shares our common stock were issued to the warrant holders of FPI with exercise prices ranging from $0.95 to $2.00.
·	A subsidiary of the Company merged with and into FPI, with FPI surviving as a wholly owned subsidiary of FPM.
·	Immediately before the closing of the Merger, FPM entered into subscription agreements for the sale and issuance of an aggregate of 2,611,375 shares of its common stock, par value $.001 per share and 1,807,229 shares of Series A Preferred Stock, par value $.001 per share in a private placement (the “Private Placement”) at a price of $0.83 per share for aggregate gross proceeds of $2,624,235, plus the conversion of $367,600 of deferred compensation to certain officers and directors of FPI and the automatic exchange at 110% of the outstanding principal amount plus all accrued and unpaid interest (the “Outstanding Balance”) of certain Convertible Promissory Notes issued by FPI with an Outstanding Balance of $614,118. Investors who invested an aggregate minimum of $1,500,000 received Series A Preferred Stock, which have the rights and preferences set forth in a Certificate of Designation of the Relative Rights and Preferences of the Series A Preferred Stock, filed with the Secretary of State of Nevada on May 13, 2011 (the “Certificate of Designation”). The Investors who purchased Series A Preferred Stock received a four year warrant to purchase 50% of the shares purchased and the investors who purchased Common Stock received a four year warrant to purchase 35% of the shares purchased. The warrants are exercisable at an exercise price of $1.33. The Company entered into a registration rights agreement with the investors agreeing to file a registration statement within 60 days of the closing and to have the registration statement declared effective within 150 days of the closing, if the registration statement is not subject to a full review by the SEC and within 180 days of the closing if the registration statement is subject to a full review by the SEC. The registration statement was filed with the SEC on July 18, 2011 and declared effective on November 2, 2011 (see Note 13). Burnham Hill Partners LLC and Monarch Capital Group, LLC served as the placement agents in connection with the Offering. Burnham Hill Partners LLC received cash fees of $206,346 and 401,546 placement agent warrants to purchase shares of the Company’s common stock at a price per share of $0.83. Monarch Capital Group, LLC received cash fees of $21,350 and 36,747 placement agent warrants to purchase shares of the Company’s common stock at a price per share of $0.83.
·	In connection with the Merger, our former majority stockholder agreed to return to treasury for cancellation 9,500,000 shares of our common stock (the “Stock Cancellation”), resulting in 1,500,000 shares of common stock held by persons who were stockholders of ours prior to the Merger remaining outstanding.
·	Following the Closing of the Merger, the Private Placement and the Stock Cancellation there were 18,183,636 shares of the Company’s common stock outstanding.
·	At the closing of the Merger, Anna Chalmers resigned as the sole officer and director of the Company. Johan (Thijs) Spoor was appointed as CEO, CFO and President. David R. Elmaleh, Ph.D., was appointed as Chairman of the Board of Directors and Walter Witoshkin, and Peter S. Conti, M.D., Ph.D. were appointed as Directors.

We did not have any outstanding options or warrants to purchase shares of capital stock immediately prior to the closing of the Merger. Upon closing of the Merger, we issued 2,611,375 shares of common stock and 1,807,229 shares of Series A Preferred Stock in the Private Placement and warrants to purchase 1,817,593 shares of common stock to placement agents in connection with the Private Placement. Prior to the Merger, we adopted the 2011 Equity Incentive Plan (the “2011 Plan”) and reserved 6,475,750 shares of common stock for issuance as awards to officers, directors, employees, consultants and others. Upon closing of the Merger, we issued options to purchase an aggregate of 4,423,500 shares of our common stock with strike prices ranging from $0.13 to $1.33 per share to certain of our post-Merger officers, directors, employees, consultants and others.

The shares of FPM’s common stock issued to the former holders of FPI’s common stock in connection with the Merger, and the shares of the Company’s common stock and warrants issued in the Private Placement, were not registered under the Securities Act, in reliance upon the exemption from registration provided by Section 4(2) of the Securities Act and Regulation D promulgated under that section, which exempts transactions by an issuer not involving any public offering. These securities may not be offered or sold in the United States absent registration or an applicable exemption from the registration requirements. Certificates representing these shares contain a legend stating the restrictions applicable to such shares.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the Merger date:

Cash and cash equivalents	$ 69
Other assets	1,005
Total identifiable assets	$ 1,074

Accounts payable	$ 485
Total identifiable liabilities	$ 485

Net identifiable assets	$ 589

FPM had a $27,461 note payable which was forgiven prior to the Merger.

OTHER BALANCE SHEET INFORMATION	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
OTHER BALANCE SHEET INFORMATION

Components of selected captions in the accompanying balance sheets as of December 31, 2011 and December 31, 2010 consist of:

	December 31, 2011	December 31, 2010
Prepaid expenses

Prepaid insurance	$ 37,274	$ 8,475
Other	13,017	7,292
Prepaid expenses	$ 50,291	$ 15,766

Property and equipment:
Computers and office equipment	$ 30,421	$ 20,689
Machinery and equipment	254,827	112,422
Leasehold improvements	11,288	-
Less: accumulated depreciation	(126,727)	(103,159)
Property and equipment, net	$ 169,808	$ 29,952

Accrued expenses:
Payroll and related	$ -	$ 458,250
Professional fees	25,702	153,694
Accrued interest	-	22,054
Other	13,530	16,000

Accrued expenses	$ 39,232	$ 649,998

INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

Intangible assets as of December 31, 2011 and December 31, 2010 consisted of the following:

	December 31, 2011	December 31, 2010

Technology license	$117,112	$97,112
Website development	-	10,394
Less: accumulated amortization	(55,957)	(51,616)
Intangibles, net	$61,155	$55,890

Future amortization will approximate $10,000 for each of the next five years.

See Note 8 for commitments and contingencies associated with the Company’s technology licenses.

SHORT-TERM CONVERTIBLE NOTES PAYABLE	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
SHORT-TERM CONVERTIBLE NOTES PAYABLE

The Company issued three short-term convertible promissory notes in January 2011, and two short-term convertible promissory notes in February 2011 for total consideration of $195,000.  The notes bear interest at 8%, were convertible into shares of common stock at $0.83 per share (234,000 shares) and the note holders were granted warrants to purchase 23,400 shares of common stock at $0.50 per share, exercisable for 5 years.  All notes were due March 31, 2011, but were subsequently extended until September 30, 2011. The notes and accrued interest of $3,765 were converted into 263,424 shares of the Company’s common stock in connection with the Private Placement on May 16, 2011. (see Note 7).

In accordance with ASC Topic 470, the Company allocated the proceeds of all of the above notes to detachable warrants and convertible instruments based upon their relative fair value of the debt instrument without the warrants and the warrants themselves at the time of issuance. The fair value of the warrants was determined following the guidance of ASC Topic 718; using Black-Scholes option model (using a risk free interest rate of 2.43 percent, volatility of 131.11 percent to 151.86 percent, exercise price of $2.00, current market value of $0.75 per share and an expected life of 5 years) with the value allocated to the warrants reflected in Stockholders’ equity and a debt discount. Based upon the respective fair values as of the original agreement dates $7,474 of the $195,000 in total debt was allocated to discounts associated with the common stock purchase warrants. The entire discount was amortized as of September 30, 2011.

In the fourth quarter of 2010, the Company issued three 8% short-term convertible promissory notes for $125,000. The first loan, dated October 29, 2010 for $50,000 had a maturity date of December 31, 2010. The second loan, dated November 16, 2010 for $50,000 had a maturity date of January 31, 2011. The third loan, dated December 15, 2010 for $25,000 had a maturity date of January 31, 2011. The notes were convertible into shares of common stock at a price of $0.83 per share, a total of 150,000 shares. Warrants to purchase 15,000 shares of common stock at $1.33 per share, exercisable for 5 years were granted to the note holder (all three notes were issued to the same entity). These notes including accrued interest of  $4,937 were converted into 172,206 shares of common stock of the Company in connection with the Private Placement on May 16, 2011.  (see Note 7).

In the third quarter of 2010, the Company issued an 8% short-term convertible promissory note for $100,000 to an investor and an additional 8% convertible promissory note for $15,000 to the same investor in exchange for expenses paid by the investor on behalf of the Company.  All loans were due December 31, 2010.  The first loan was dated July 27, 2010 for $100,000. The second loan was dated September 14, 2010 for $15,000.  The notes were convertible into shares of common stock at a price of $0.83 per share, a total of 184,000 shares. Warrants to purchase 18,400 shares of common stock at $1.33 per share, exercisable for 5 years were granted to the note holder. These notes including accrued interest of  $7,148 were converted into 161,884 shares of common stock of the Company in connection with the Private Placement on May 16, 2011.  (see Note 7).

In the second quarter of 2010, the Company issued two 8% short-term convertible promissory notes for $150,000 to an investor. All loans were due December 31, 2010.  The first loan was dated April 19, 2010 for $100,000.  The second loan was dated May 4, 2010 for $50,000.  The notes were convertible into shares of common stock at a price of $0.83 per share, a total of 180,000 shares. Warrants to purchase 18,000 shares of common stock at $1.33 per share, exercisable for 5 years were granted to the note holder. These notes including accrued interest of  $12,625 were converted into 215,527 shares of common stock of the Company in connection with the Private Placement on May 16, 2011.  (see Note 7).

In accordance with ASC Topic 470, the Company allocated the proceeds of all of the above 2010 notes to detachable warrants and convertible instruments based upon their relative fair values of the debt instrument without the warrants and the warrants themselves at the time of issuance. The fair value of the warrants was determined following the guidance of ASC Topic 718; using the Black-Scholes option model (using a risk free interest rate of 2.43% percent, volatility of 75.5% to 131.78%, exercise price of $2.00, current market value of $0.75 per share and an expected life of 5 years) with the value allocated to the warrants reflected in Stockholders’ Equity and a debt discount. Based upon the respective fair values as of the original agreement dates $11,817 of the $390,000 in total debt was allocated to discounts associated with the common stock purchase warrants. The unamortized discount and related to these notes was $0 and $1,172 as of December 31, 2011 and December 31, 2010, respectively.

All short-term convertible promissory notes’ maturity dates were subsequently extended month to month from December 31, 2010 to May 16, 2011, and certain notes were converted into common stock. In connection with the extension of the due dates of the convertible promissory notes, the Company issued 45,000 share of common stock with a fair value of $37,500 ($1.25 per share).

Immediately prior to the Merger, the Company had an automatic exchange at 110% of the outstanding principal amount plus all accrued and unpaid interest (the “Outstanding Balance”) of all of the Promissory Notes described above that were issued by FPI with a total Outstanding Balance of $614,118 for 813,984 shares of the Company’s common stock. The difference between the fair market value of the shares issued for the conversion of debt ($61,419) was recognized as additional financing costs.

Additionally, in the first quarter of 2010, the Company issued a 6% convertible promissory note for $100,000 to an investor due December 31, 2010. The loan was convertible into shares of common stock at a rate of $0.50 per share, or 200,000 shares. The terms of the note are substantially the same as the note previously described. Interest accrued at September 30, 2011 and December 31, 2010 was $7,644 and $5,458, respectively. The Company used the net proceeds for product development, working capital and general corporate purposes. On May 16, 2011, this note, including accrued interest of $7,644, was converted into 163,043 shares of the Company’s common stock.

In November 2009, the Company issued a 6% convertible promissory note for $50,000 to an investor. The note was convertible into shares of common stock at a price of $0.50 per share, a total of 100,000 shares. The Company used the net proceeds for product development, working capital and general corporate purposes. On May 16, 2011, this note, including accrued interest of $4,348, was converted into 322,931 shares of the Company’s common stock.

2011 PRIVATE PLACEMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 3. 2011 PRIVATE PLACEMENT

During the year ended December 31, 2011, the Company raised aggregate gross proceeds of $7,093,065 pursuant to a Private Placement.  The Company entered into subscription agreements for the sale and issuance of an aggregate of 5,481,757 shares of its common stock, par value $.001 per share and 1,807,229 shares of Series A Preferred Stock, par value $.001 per share for a purchase price of $0.83 per share.  Investors who invested in the aggregate a minimum of $1,500,000 received Series A Preferred Stock, which has the rights and preferences set forth in the Certificate of Designation.  Investors who purchased Series A Preferred Stock received a four year warrant to purchase 50% of the shares purchased and the investors who purchased common stock received a four year warrant to purchase 35% of the shares purchased. The warrants are exercisable at an exercise price of $1.33.

 Significant terms of the Series A preferred stock, as specified in the Certificate of Designation are as follows:

Conversion

Each share of Series A Preferred Stock may, at the holder’s option, convert into Class A common stock (“voluntary conversion”). The conversion rate is equal to the sum of the state value of the preferred shares plus all accrued and unpaid dividends divided by $0.83, the conversion price. Subject to the specified provisions, the Series A Preferred Stock will automatically convert into Class A common stock with an $0.83 conversion price on the Mandatory Conversion Date. As specified in the Certificate of Designation the Mandatory Conversion Date is the first date at least six (6) months after the issuance of the Series A Preferred Stock on which each of the following conditions shall have been satisfied: (x) the Corporation shall have consummated, on or prior to such date, a Qualified Financing for aggregate gross proceeds to the Corporation of $7,000,000, (y) the volume weighted average trading price for the Common Stock for each day on thirty (30) consecutive trading days immediately preceding such date, as published by Bloomberg, must be above a price of $1.50 (“VWAP”) and the trading volume over that period must exceed 1,500,000 shares, and (z) as of such date, all shares of Common Stock issuable upon conversion of the Series A Preferred Stock are registered under the Securities Act of 1933 pursuant to an effective registration statement or are otherwise eligible for sale under Rule 144 of the Act.  As of September 30, 2012, no mandatory conversion has taken place as all of the conditions required for conversion have not occurred.

Dividends

(a) Cumulative Preferred Dividends.  Each holder of the Series A Preferred Stock shall be entitled to receive cash dividends payable on the Stated Value of the Series A Preferred Stock at a rate of 10% per annum which shall be cumulative, accrue daily from the original issuance date of the Series A Preferred Stock (the “Issuance Date”); provided however, if either (x) the Company shall not have consummated a Qualified Financing with aggregate gross proceeds to the Company of $7,000,000 on or before June 30, 2012, or (y) for any reason, any shares of Common Stock issuable upon conversion of the Series A Preferred Stock are not registered under the Securities Act of 1933 (the “Act”) pursuant to an effective registration statement on or before June 30, 2012 or are not otherwise eligible for sale under Rule 144 of the Act, then, effective July 1, 2012, the rate of dividends on the Series A Preferred Stock shall increase to 12% per annum. As of June 30, 2012, both of the above conditions have been met by the Company and accordingly, the rate of dividends on the Series A Preferred Stock remains at 10% per annum.

(b) Payment of Dividends.  The Company shall be required to pay all accrued and unpaid dividends (whether or not declared) in respect of the Series A Preferred Stock semi-annually on each June 30 and December 31 of each calendar year.  All such dividends shall be paid in cash; provided, that, at the option of the Company, the Company may pay any accrued and unpaid dividends on the Series A Preferred Stock in the form of additional shares of Series A Preferred  Stock, with each share of Series A Preferred Stock being valued for this purpose at the Stated Value in effect on the date of payment.

Liquidation preference

In the event of liquidation, dissolution or winding up of the business of the Company, whether voluntary or involuntary, each holder of Series A Preferred Stock shall be entitled to receive, for each share thereof, out of assets of the Company legally available therefor, a preferential amount in cash, per share of Series A Preferred Stock, equal to (and not more than) the sum of the (x) Stated Value, plus (y) all accrued and unpaid dividends thereon.  All preferential amounts to be paid to the holders of Series A Preferred Stock in connection with such liquidation, dissolution or winding up shall be paid before the payment or setting apart for payment of any amount for, or the distribution of any assets of the Company to the holders of  the Company's Junior Stock.  If upon any such distribution the assets of the Company shall be insufficient to pay the holders of the outstanding shares of Series A Preferred Stock the full amounts to which they shall be entitled, such holders shall share ratably in any distribution of assets in accordance with the sums which would be payable on such distribution if all sums payable thereon were paid in full.

Voting

The holders of the Series A Preferred Stock have the right to one vote for each share of common stock into which such Series A Preferred Stock could then convert.

In accordance with ASC Topic 470-20-30-5, the Company allocated the proceeds of the Series A Preferred Stock to detachable warrants and convertible instruments based upon their relative fair value of the preferred stock without the warrants and the warrants themselves at the time of issuance. The fair value of the warrants was determined following the guidance of ASC Topic 718; using Black-Scholes option model (using a risk free interest rate of 3.90 percent, volatility of 116.55 percent, exercise price of $1.33, current market value of $0.83 per share and an expected life of 5 years). The relative fair value of the Series A Warrant totaled $420,648. Using the principles of ASC 470-20-35-7, the Company concluded that the preferred stock discount related to the warrant was analogous to a dividend and is reflected as a dividend upon issuance, since the preferred stock is convertible upon issuance.

After determining the relative fair value of the proceeds attributable to the Series A Preferred Stock, the Company determined the intrinsic value of common stock that would be received, based on the fair value of the Company’s common stock on the date of issuance to the relative fair value of the proceeds attributable to the Series A Preferred Stock to determine whether there was a beneficial conversion feature.  The Company concluded that there was a beneficial conversion feature amounting to $420,648, which under the principles of ASC 470-20-35-7, is analogous to a dividend and is reflected as a dividend upon issuance, since the preferred stock is convertible upon issuance.

In connection with the issuance of the Series A Preferred Stock, the Company is required to pay a 10% cumulative preferred stock dividend, regardless of whether declared, on each June 30 and December 31. For the year ended December 31, 2011, the Company accrued $97,110, in relation to the preferred stock dividend, and increased Preferred Stock by 117,001, the number of shares issued in January 2012 in satisfaction of the dividend. For the nine months ended September 30, 2012, the Company has recorded a preferred stock dividend of $124,137. As of September 30, 2012, the Company has issued 98,091 shares of Preferred Stock in satisfaction of the dividends accrued through June 30, 2012 totaling $81,416 and has an accrued liability of $42,721 for the dividends accrued during the three months ended September 30, 2012.

All of the Investors represented that they were “accredited investors,” as that term is defined in Rule 501(a) of Regulation D under the Securities Act, and the sale of the securities was made in reliance on exemptions provided by Regulation D and Section 4(2) of the Securities Act of 1933, as amended.

In connection with the closing of the Private Placement, the Company entered into a registration rights agreement with the investors agreeing to file a registration statement within 60 days of the closing and to have the registration statement declared effective within 150 days of the closing, if the registration statement is not subject to a full review and within 180 days of the closing if the registration statement is subject to a full review.   The Company filed a registration statement with the SEC on July 18, 2011, which was declared effective by the SEC on November 2, 2011.

On May 16, 2011, the Company raised aggregate gross proceeds of $2,624,235 pursuant to a Private Placement.  The Company entered into subscription agreements for the sale and issuance of an aggregate of 1,354,500 shares of its common stock, par value $.001 per share and 1,807,229 shares of Series A Preferred Stock, par value $.001 per share for a purchase price of $0.83 per share.  Investors who invested in the aggregate a minimum of $1,500,000 received Series A Preferred Stock, which has the rights and preferences set forth in the Certificate of Designation.  Investors who purchased Series A Preferred Stock received a four year warrant to purchase 50% of the shares purchased and the investors who purchased common stock received a four year warrant to purchase 35% of the shares purchased. The warrants are exercisable at an exercise price of $1.33.

In accordance with ASC Topic 470-20-30-5, the Company allocated the proceeds of the Series A Preferred Stock to detachable warrants and convertible instruments based upon their relative fair value of the preferred stock without the warrants and the warrants themselves at the time of issuance. The fair value of the warrants was determined following the guidance of ASC Topic 718; using Black-Scholes option model (using a risk free interest rate of 3.90 percent, volatility of 116.55 percent, exercise price of $1.33, current market value of $0.83 per share and an expected life of 5 years). The relative fair value of the Series A Warrant totaled $420,648. Using the principles of ASC 470-20-35-7, the Company concluded that the preferred stock discount related to the warrant was analogous to a dividend and is reflected as a dividend upon issuance, since the preferred stock is convertible upon issuance.

After determining the relative fair value of the proceeds attributable to the Series A Preferred Stock, the Company determined the intrinsic value of common stock that would be received, based on the fair value of the Company’s common stock on the date of issuance to the relative fair value of the proceeds attributable to the Series A Preferred Stock to determine whether there was a beneficial conversion feature.  The Company concluded that there was a beneficial conversion feature amounting to $420,648, which under the principles of ASC 470-20-35-7, is analogous to a dividend and is reflected as a dividend upon issuance, since the preferred stock is convertible upon issuance.

In connection with the issuance of the Series A Preferred Stock, the Company is required to pay a 10% cumulative preferred stock dividend, regardless of whether declared, on each June 30 and December 31.  For the year ended December 31, 2011, the Company has accrued $97,110, in relation to the preferred stock dividend , and increased the stated value of the Preferred Stock by 117,001, the number of shares issuable in connection with this preferred stock dividend..

Burnham Hill Partners LLC and Monarch Capital Group, LLC served as the placement agents in connection with the Private Placement. Burnham Hill Partners LLC received cash fees of $206,346 and 411,271 placement agent warrants to purchase shares of the Company’s common stock at a price per share of $0.83. Monarch Capital Group, LLC received cash fees of $21,350 and 38,236 placement agent warrants to purchase shares of the Company’s common stock at a price per share of $0.83.

In addition on May 16, 2011, the Company converted $367,000 of deferred compensation to certain officers and directors of FPI into 597,904 shares of common stock and 155,012 warrants to purchase shares of the Company’s common stock.  The conversion price was equal to the per share purchase price paid by the investors in the Private Placement.

Additionally, on May 16, 2011, the Company had an automatic exchange at 110% of the outstanding principal amount plus all accrued and unpaid interest (the “Outstanding Balance”) of certain convertible promissory notes issued by FPI with an outstanding balance of $614,118 for 813,984 shares of the Company’s common stock and 284,894 warrants to purchase shares of the Company’s common stock.

All of the Investors represented that they were “accredited investors,” as that term is defined in Rule 501(a) of Regulation D under the Securities Act, and the sale of the securities was made in reliance on exemptions provided by Regulation D and Section 4(2) of the Securities Act of 1933, as amended.

In connection with the closing of the Private Placement, the Company entered into a registration rights agreement with the investors agreeing to file a registration statement within 60 days of the closing and to have the registration statement declared effective within 150 days of the closing, if the registration statement is not subject to a full review and within 180 days of the closing if the registration statement is subject to a full review.   The Company filed a registration statement with the SEC on July 18, 2011, which was declared effective by the SEC on November 2, 2011.

On June 21, 2011, the Company completed an additional closing of the 2011 Private Placement.  In connection with this closing, the Company sold an aggregate of 1,976,351 shares of the Company’s common stock and 691,722 warrants to purchase the Company’s common stock.  The Company received net proceeds of $1,496,777 after payment of an aggregate of $88,064 of commissions to the placement agents and $55,530 in legal fees. $50,000 of the gross proceeds from this closing were received by the company on July 6, 2011.  In connection with this closing, the Company also issued warrants to purchase 197,635 shares of common stock to the placement agents as additional compensation for their services.

On June 30, 2011, the Company completed an additional closing of the 2011 Private Placement. In connection with this closing, the Company sold an aggregate of 259,337 shares of the Company’s common stock and 90,768 warrants to purchase the Company’s common stock. The Company received net proceeds of $180,083 after payment of an aggregate of $18,568 of commissions to the placement agents and $16,599 in legal fees. In connection with this closing, the Company also issued warrants to purchase 25,934 shares of common stock to the placement agents as additional compensation for its services.

On July 18, 2011, the Company completed an additional closing of the 2011 Private Placement.  In connection with this closing, the Company sold an aggregate of 674,699 shares of the Company’s common stock and 236,145 warrants to purchase the Company’s common stock.  The Company received net proceeds of $530,099 after payment of an aggregate of $39,200 of commissions to the placement agents and $6,400 in legal fees. In connection with this closing, the Company also issued warrants to purchase 67,470 shares of common stock to the placement agents as additional compensation for its services.

On December 13, 2011, the Company completed an additional closing of the 2011 Private Placement.  In connection with this closing, the Company sold an aggregate of 1,204,820 shares of the Company’s common stock and 421,687 warrants to purchase the Company’s common stock.  The Company received net proceeds of $925,000 after payment of an aggregate of $70,000 of commissions and $5,000 in legal fees. In connection with this closing, the Company also issued warrants to purchase 120,482 shares of common stock.  The commissions and warrants issued were related to the tail agreement in conjunction with the original placement agent agreement dated May 16, 2011.

On December 16, 2011, the Company completed an additional closing of the 2011 Private Placement.  In connection with this closing, the Company sold an aggregate of 12,051 shares of the Company’s common stock and 4,218 warrants to purchase the Company’s common stock.  The Company received net proceeds of $10,002.

As of December 31, 2011, the Company raised aggregate gross proceeds of $7,093,065 pursuant to the 2011 Private Placement.

COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 4 - COMMITMENTS AND CONTINGENCIES

License Agreements

In the second quarter of 2009, the Company renegotiated three of its cardiac imaging licenses with Massachusetts General Hospital (MGH) into one exclusive technology license. The renegotiated license stipulates the Company meet certain obligations, including, but not limited to, raising an aggregate $2 million in capital by the second quarter of 2010; and meeting certain development milestones relating to clinical trials and filings with the FDA. MGH has the right to cancel or make non-exclusive certain licenses on certain patents should the Company fail to meet stipulated obligations and milestones. Additionally, upon commercialization,

FluoroPharma is required to make specified milestone payments and royalties on commercial sales. Effective June 21, 2011, MGH extended the capital raise requirement through the second quarter of 2011, which requirement the Company met with the closing of a private placement offering in May 2011.

In the fourth quarter of 2011, the Company further renegotiated the exclusive technology license.  The renegotiated license extends the timelines for the development milestones by two years in exchange for a $20,000 payment. MGH has the right to cancel or make non-exclusive certain licenses on certain patents should the Company fail to meet stipulated obligations and milestones. In accordance with the terms of the license, the Company is required to pay MGH an annual license maintenance fee of $30,000. Additionally, upon commercialization, FluoroPharma is required to make specified milestone payments and royalties on commercial sales.

The Company is current with all stipulated obligations and milestones under the cardiac imaging license agreement and the agreement remains in full force and effect. The Company believes that it maintains a good relationship with MGH and will be able to obtain waivers or extension of our obligations under the license agreement, should the need arise. If MGH were to refuse to provide the Company with a waiver or extension of any our obligations or were to cancel or make the license non-exclusive, this would have a material adverse impact on the Company as it may be unable to commercialize products without exclusivity and would lose its competitive edge for portions of the patent portfolio.

All of the Company’s other license agreements stipulate certain annual license fees and development milestone payments in addition to royalty payments upon commercialization.

Clinical Research Services Agreement

On September 7, 2012, the Company entered into a Clinical Research Services Agreement (“Agreement”) with SGS Life Science Services (“SGS”), a company with its registered offices in Belgium, for clinical research services relating to the Company’s CardioPET Phase II study. In March 2012 the Company had signed a Letter of Intent (“LOI”) that provided for the pre-payment of $290,271 for the start up services. The Agreement provides for the payment of an aggregate compensation of $346,234 to SGS payable subject to a schedule of milestones relating to the progress of the clinical trial. All fees paid by the Company for the start-up services have been credited to fees provided for in the definitive contract. Immediately before entry into the LOI, the Company engaged FGK Representative Service GmbH to serve as the Company’s sponsor in compliance with the laws governing clinical trials conducted in the European Union.  The Agreement ensures that a Phase II trial can begin upon production validation.

Executive Employment Contract

The Company has an employment contract with a key Company executive that provides for the continuation of salary and the grant of certain options to the executive if terminated for reasons other than cause, as defined in that agreement. The contract also provides for a $1 million bonus should the Company execute transactions as specified in the contract, including the sale of substantially all of the Company’s assets or stock or a merger transaction, any of which resulting in compensation to the Company’s stockholders aggregating in excess of $50 million for such transaction.

Lease Agreement

In July 2011, the Company entered into a three-year lease for office space which commenced May 1, 2012 and expires on April 30, 2015. The annual minimum lease payments over this three-year period for this office space are $45,600 per year. In conjunction with this agreement, the Company paid $5,700 as a security deposit and an additional $25,171 for leasehold improvements. The future minimum lease payments through April 30, 2015 are as follows:

Year ending December 31,:

2012	$7,800
2013	45,600
2014	45,600
2015	15,200
$114,200

Legal Contingencies

The Company may occasionally become subject to legal proceedings and claims that arise in the ordinary course of its business.  It is impossible to predict with any certainty the outcome of any disputes that may arise, and the Company cannot predict whether any liability arising from claims and litigation will be material in relation to the Company’s financial position or results of operations.  As of September 30, 2012, the Company had no such proceedings or claims.

License Agreements

In the second quarter of 2009, the Company renegotiated three of its technology licenses with Massachusetts General Hospital (MGH) into one exclusive technology license. The renegotiated license stipulates the Company meet certain obligations, including, but not limited to, raising an aggregate $2 million in capital by the second quarter of 2010; and meeting certain development milestones relating to clinical trials and filings with the FDA. MGH has the right to cancel or make non-exclusive certain licenses on certain patents should the Company fail to meet stipulated obligations and milestones. Additionally, upon commercialization, FluoroPharma is required to make specified milestone payments and royalties on commercial sales. Effective June 21, 2011, MGH extended the capital raise requirement through the second quarter of 2011, which requirement the Company met with the closing of a private placement offering in May 2011.

In the fourth quarter of 2011, the company further renegotiated the exclusive technology license.  The renegotiated license extends the timelines for the development milestones by two years in exchange for a $20,000 payment. MGH has the right to cancel or make non-exclusive certain licenses on certain patents should the Company fail to meet stipulated obligations and milestones. Additionally, upon commercialization, FluoroPharma is required to make specified milestone payments and royalties on commercial sales.

We are current with all stipulated obligations and milestones under the License agreement and the agreement remains in full force and effect. We believe that we maintain a good relationship with MGH and will be able to obtain waivers or extension of our obligations under the license agreement, should the need arise. If MGH were to refuse to provide us with a waiver or extension of any our obligations or were to cancel or make the license non-exclusive, this would have a material adverse impact on our business as we may be unable to commercialize products without exclusivity and we would lose our competitive edge for portions of our patent portfolio.

All of the Company’s other license agreements stipulate certain annual license fees and development milestone payments in addition to royalty payments upon commercialization.

Executive Employment Contracts

The Company has an employment contract with a key Company executive that provides for the continuation of salary and the grant of certain options to the executive if terminated for reasons other than cause, as defined in that agreement. The contract also provides for a $1 million bonus should the Company execute transactions as specified in the contract, including the sale of substantially all of the Company’s assets or stock or a merger transaction, any of which resulting in compensation to the Company’s stockholders aggregating in excess of $50 million for such transaction.

Lease agreement

In July 2011, the Company entered into a three-year lease for office space which commences May 1, 2012 and expires on April 30, 2015. The annual minimum lease payments over this three-year period for this office space are $45,600 per year plus common area costs. In conjunction with this agreement, the Company paid $5,700 as a security deposit and an additional $11,288 for leasehold improvements. The future minimum lease payments through April 30, 2015 are as follows:

Year ending December 31,
2011	$ -
2012	30,400
2013	45,600
2014	45,600
2015	15,200
136,800

Legal Contingencies

We may occasionally become subject to legal proceedings and claims that arise in the ordinary course of our business.  It is impossible for us to predict with any certainty the outcome of any disputes that may arise, and we cannot predict whether any liability arising from claims and litigation will be material in relation to our financial position or results of operations.  As of December 31, 2011 the Company had no such proceedings or claims.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
INCOME TAXES

We are subject to taxation in the U.S. and the Commonwealth of Massachusetts. At December 31, 2011 and December 31, 2010, FPI had gross deferred tax assets calculated at an expected blended rate of 38% of approximately $5,130,000 and $3,820,000, respectively, principally arising from net operating loss carry-forwards for income tax purposes of approximately $9,700,000. As management of FPI cannot determine that it is more likely than not that the Company will realize the benefit of the deferred tax asset, a valuation allowance of approximately $5,130,000 and $3,820,000 has been established at December 31, 2011 and December 31, 2010, respectively.

The significant components of the Company’s net deferred tax assets (liabilities) at December 31, 2011 and December 31, 2010 are as follows:

	December 31, 2011	December 31, 2011
Gross deferred tax assets:
Net operating loss carry-forwards	$ 3,503,965	$ 2,857,901
Stock based expenses	1,396,526	736,508
Tax credit carry-forwards	222,134	222,134
All others	13,139	13,139
	5,135,764	3,829,132
Gross deferred tax liabilities:
Deferred tax asset valuation allowance	(5,135,764)	(3,829,132)
Net deferred tax asset (liability)	$ -	$ -

At December 31, 2011, the Company has net operating loss carry-forwards for income tax purposes of approximately $9,700,000, which expire in the years 2023 through 2031. This reflects permanent differences and estimated temporary differences between book and tax losses. The net change in the allowance account from December 31, 2010 to December 31, 2011 was an increase of approximately $1,300,000 for the year ended December 31, 2011.

Due to the reverse merger/recapitalization, the Company is restricted in the future use of net operating loss and tax credit carry-forwards generated by FPM before the effective date of the merger. Both of the separate loss years’ net operating losses will be subject to possible limitations concerning changes of control and other limitations under the Internal Revenue Code. The net operating loss carry-forwards are subject to annual limitations which are cumulative until they expire. The Company is in the process of determining the annual allowable net operating loss deduction should the Company generate taxable income. Since both of the companies which were parties to the share exchange have substantial valuation allowances against any components of deferred taxes, management believes that no material differences in tax allocations will arise from the share transaction.

The accounting for the tax benefits of acquired deductible temporary differences and net operating loss carry-forwards, which are not recognized at the acquisition date because a valuation allowance is established and which are recognized subsequent to the acquisition, will be applied first to reduce to zero any goodwill and other non-current intangible assets related to the acquisition.  Any remaining benefits would be recognized as a reduction of income tax expense in future periods.

Topic 740 in the Accounting Standards Codification (ASC 740) prescribes recognition threshold and measurement attributes for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC 740 also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. At December 31, 2011, the Company had taken no tax positions that would require disclosure under ASC 740.

Pursuant to ASC 740, income taxes are provided for based upon the liability method of accounting. Under this approach, deferred income taxes are recorded to reflect the tax consequences on future years of differences between the tax basis of assets and liabilities and their financial reporting amounts at each year-end. A valuation allowance is recorded against deferred tax assets if management does not believe the Company has met the “more likely than not” standard imposed by ASC 740 to allow recognition of such an asset.

With few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years before 2004. Further, the Company currently has no open tax years, subject to audit prior to December 31, 2008.

CAPITAL STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 5 - CAPITAL STOCK

All per share references have been restated to reflect the effect of the reverse merger/recapitalization as discussed in note 2.

Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock, $0.001 par value; 3,500,000 shares have been designated Series A Preferred Stock. At September 30, 2012 and December 31, 2011, 2,022,321 and 1,924,230 shares of Series A preferred stock, respectively, were issued and outstanding.

Common Stock

The Company is authorized to issue 200,000,000 shares of common stock, $0.001 par value, At September 30, 2012 and December 31, 2011, 22,510,894 and 22,310,894 shares of common stock, respectively, were issued and outstanding.

In March 2012, the Company issued 130,000 shares of common stock, valued at $0.85 per share, for services performed pursuant to a consulting agreement. In September 2012, the Company issued 70,000 shares of common stock to employees, valued at $1.00 per share, for compensation. The total fair value of these shares, $180,500, is included in operating expenses.

All per share references have been restated to reflect the effect of the reverse merger/recapitalization as discussed in note 1.

Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock, $0.001 par value; 3,500,000 shares have been designated Series A Preferred Stock. At December 31, 2011 and December 31, 2010, 1,807,229 and 0 shares of Series A preferred stock, respectively, were issued and outstanding.

Common Stock

The Company has authorized 200,000,000 shares of its common stock, $0.001 par value, At December 31, 2011 and December 31, 2010, the Company had issued and outstanding 22,310,894 and 12,705,038, respectively, shares of its common stock.

STOCK PURCHASE WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 6 - STOCK PURCHASE WARRANTS

Common Stock Warrants

The following is a summary of all common stock warrant activity through September 30, 2012:

	Number of Shares	Exercise Price		Weighted Average
	Under Warrants	Per Share		Exercise Price

Warrants issued and exercisable at December 31, 2010	638,217	$	0.95- $2.00	$1.11
Warrants Granted	4,238,764	$	0.83 - $1.33	$1.23
Warrants Expired	(41,250)		$2.00	$2.00

Warrants issued and exercisable at December 31, 2011	4,843,531	$	0.95 - $2.00	$1.21
Warrants Granted	437,500	$	0.50 -0.83	$0.62
Warrants Expired	(37,500)		$2.00	$2.00
Warrants issued and exercisable at September 30, 2012	5,243,531	$	0.50 - $2.00	$1.16

During the nine months ended September 30, 2012, the Company issued an aggregate of 160,000 common stock warrants to non-employees for consulting services.  The fair value of the warrants, determined using a Black-Scholes option pricing model, was approximately $73,000 and is included in professional fees in the accompanying condensed consolidated statements of operations for the nine months ended September 30, 2012.

In June 2012, the Company exchanged 277,500 common stock options for 277,500 common stock warrants with the same terms resulting in no incremental fair value to be recorded by the Company.

The following represents additional information related to common stock warrants outstanding and exercisable at September 30, 2012:

Exercise Price	Number of Shares Under Warrants	Weighted Average Remaining Contract Life in Years	Weighted Average Exercise Price
$0.50	277,500	1.55	$0.50
$0.83	1,021,028	2.29	$0.83
$0.95	86,250	0.44	$0.95
$1.00	426,417	6.60	$1.00
$1.33	3,432,336	2.75	$1.33
	5,243,531	2.99	$1.16

The Company used the Black-Scholes option price calculation to value the warrants granted in 2012 using the following weighted average assumptions: risk-free rate of 2.26%, volatility of 78.53%, and contractual term and exercise price of warrants granted. See Note 1, Summary of Significant Accounting Policies, “Accounting for Share Based Payments.”

Common Stock Warrants

All issuances of common stock warrants during the year ending December 31, 2010 were related to certain short-term convertible notes payable.

The following is a summary of all common stock warrant activity during December 31, 2010 through December 31, 2011:

	Number of Shares Under Warrants	Exercise Price Share Per Share	Weighted Average Exercise Price

Warrants issued and exercisable at December 31, 2009	591,417	$ 0.95 - $2.00	$ 0.98
Warrants Granted	46,800	$ 1.33	$ 1.33

Warrants issued and exercisable at December 31, 2010	638,217	$ 0.95- $2.00	$ 1.11
Warrants Granted	4,238,764	$ 0.83 - $1.33	$ 1.23
Warrants Expired	(41,250)	$ 2.00	$ 2.00

Warrants issued and exercisable at December 31, 2011	4,843,531	$ 0.95 - $2.00	$ 1.21

The following represents additional information related to common stock warrants outstanding and exercisable at December 31, 2010:

Exercise Price	Number of Shares Under Warrants	Weighted Average Remaining Contract Life in Years	Weighted Average Exercise Price
$0.95	86,250	2.19	$0.95
$1.00	426,417	8.13	$1.00
$1.33	46,800	4.64	$1.33
$2.00	78,750	1.04	$2.00
	638,217	6.19	$1.11

The following represents additional information related to common stock warrants outstanding and exercisable at December 31, 2011:

Exercise Price	Number of Shares Under Warrants	Weighted Average Remaining Contract Life in Years	Weighted Average Exercise Price
$0.83	861,028	0.33	$0.83
$0.95	86,250	0.23	$0.95
$1.00	426,417	0.13	$1.00
$1.33	3,432,336	2.19	$1.33
$2.00	37,500	0.02	$2.00
	4,843,531	3.21	$1.21

The Company used the Black-Scholes option price calculation to value the warrants granted in 2011 and 2010 using the following assumptions: risk-free rate of 3.90% and 2.43%, respectively, volatility ranging from 70% to 117%, to a range of 75% to 152%, respectively; actual term and exercise price of warrants granted. See Note 1, Summary of Significant Accounting Policies, “Accounting for Share Based Payments.”

COMMON STOCK OPTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 7 - COMMON STOCK OPTIONS

On February 11, 2011, the Company adopted its 2011 Equity Incentive Plan (“the Plan”) under which 6,475,750 shares of common stock were reserved for issuance under options or other equity interests as set forth in the Plan. Under the Plan, options are available for issuance to employees, officers, directors, consultants and advisors. The Plan provides that the Board of Directors will determine the exercise price and vesting terms of each option on the date of grant. Options granted under the Plan generally expire ten years from the date of grant.

In connection with the Merger, the Company exchanged issued and outstanding stock options in FPI for stock options in FPM with substantially the same terms.  Pursuant to the Merger, the shares of FPI were modified for the exchange ratio of 3 for 2 whereby the exchange ratio was applied to the original exercise price of the option and the common shares underlying the option.  In connection with this modification to the terms of the stock options, the Company recorded a one-time charge of $1,351,452 to stock option expense.

In May 2011, prior to the Merger, the Company granted Johan (Thijs) Spoor, the Company’s CEO, options to purchase 400,000, shares of common stock in the Company at $0.75 per share (aggregate fair value of $200,763). Mr. Spoor’s options will vest annually over four (4) years.  These options were adjusted for the exchange ratio and post merger the options are exercisable into 600,000 shares of common stock at $0.50 (aggregate fair value of $671,520) per share with one-quarter vesting annually.

Additionally, in May 2011, the Company issued 450,000 shares of common stock to a director of the Company as a cashless exercise of 900,000 Stock Options.  Immediately following the Merger, FPM granted 161,250 shares of restricted stock under the Plan, to another director of the Company, in the cashless exercise of 215,000 (pre-merger FluoroPharma, Inc. options) options issued to a director of the Company.

Additionally, in September 2012, as per his employment agreement, the Company granted to Mr. Spoor options to purchase 600,000 shares of common stock at $0.84 per share (aggregate fair value of $324,535). The options will vest annually over three years.

The following is a summary of all common stock option activity during the period ended September 30, 2012:

	Shares Under Options Outstanding	Weighted Average Exercise Price

Outstanding at December 31, 2010	4,616,000	$0.47
Options granted	666,584	$0.57
Options forfeited	-
Options exercised	(1,115,000)	$0. 55
Outstanding at December 31, 2011	4,167,584	$0.62
Options granted	976,464	$0.84
Options forfeited	(790,620)	$0.27
Options exercised	-	-
Outstanding at September 30, 2012	4,353,428	$0.66

	Options Exercisable	Weighted Average Exercise Price per Share
Exercisable at December 31, 2011	2,876,714	$0.58
Exercisable at September 30, 2012	2,575,678	$0.66

The weighted average fair value of options granted during the nine months ended September 30, 2012 was $0.53.

The following represents additional information related to common stock options outstanding and exercisable at September 30, 2012:

	Outstanding			Exercisable
		Weighted
		Average	Weighted		Weighted
		Remaining	Average		Average
Exercise Price	Number of	Contract Life	Exercise	Number of	Exercise
Price	Shares	in Years	Price	Shares	Price

$0.13	15,000	2.67	$0.13	15,000	$0.13
$0.17	675,000	6.86	$0.17	675,000	$0.17
$0.50	1,402,500	7.82	$0.50	472,500	$0.50
$0.67	318,000	0.25	$0.67	318,000	$0.67
$0.83	376,464	9.66	$0.83	156,464	$0.83
$0.84	600,000	9.99	$0.84	-	$0.84
$0.95	573,000	4.32	$0.95	573,000	$0.95
$1.05	27,750	9.19	$1.05	-	$1.05
$1.17	165,000	5.31	$1.17	165,000	$1.17
$1.33	165,000	6.16	$1.33	165,000	$1.33
$1.40	35,714	8.69	$1.40	35,714	$1.40
	4,353,428	6.96	$0.66	2,575,678	$0.66

As of September 30, 2012, the weighted average remaining contractual term for fully vested share options (exercisable, above) and options expected to vest (outstanding, above) is 5.22 and 6.96 years, respectively.  The aggregate intrinsic value of all of the Company’s options is approximately $1,568,000 and $970,000 for outstanding and exercisable options, respectively.

As of September 30, 2012, there was approximately $1,285,000 of unrecognized compensation cost related to non-vested options, which will be amortized over the remaining life of approximately 2.74 years as of September 30, 2012.

On February 11, 2011, the Company adopted its 2011 Equity Incentive Plan (“the Plan”) under which 6,475,750 shares of common stock were reserved for issuance under options or other equity interests as set forth in the Plan. Under the Plan, options are available for issuance to employees, officers, directors, consultants and advisors. The Plan provides that the Board of Directors will determine the exercise price and vesting terms of each option on the date of grant. Options granted under the Plan generally expire ten years from the date of grant.

In connection with the Merger, the Company exchanged issued and outstanding stock options in FPI for stock options in FPM with substantially the same terms.  Pursuant to the Merger, the shares of FPI were modified for the exchange ratio of 3 for 2 whereby the exchange ratio was applied to the original exercise price of the option and the common shares underlying the option.  In connection with this modification to the terms of the stock options, the Company recorded a one-time charge of $1,351,452 to stock option expense.

In May 2011, prior to the Merger, the Company granted Johan (Thijs) Spoor, the Company’s CEO, options to purchase 400,000, shares of common stock in the Company at $0.75 per share (aggregate fair value of $200,763). Mr. Spoor’s options will vest annually over four (4) years.  These options were adjusted for the exchange ratio and post merger the options are exercisable into 600,000 shares of common stock at $0.50 (aggregate fair value of $671,520) per share with one-quarter vesting annually.

Additionally, in May 2011, the Company issued 450,000 shares of common stock as a cashless exercise of 900,000 Stock Options.  Immediately following the Merger, FPM issued 161,250 shares of common stock in the cashless exercise of 215,000 (pre-merger FluoroPharma, Inc. options) options issued to a director of the Company.

The following is a summary of all common stock option activity during the two years ended December 31, 2011:

	Shares Under Options Outstanding	Weighted Average Exercise Price
Outstanding at December 31, 2009	2,983,000	$ 0.61
Options granted	460,000	0.75
Options forfeited	-	-
Options exercised	-	-
Outstanding at December 31, 2010	4,616,000	$ 0.47
Options granted	666,584	$ 0.57
Options forfeited	-
Options exercised	(1,115,000)	$ 0.55
Outstanding at December 31, 2011	4,167,584	$ 0.62

	Options Exercisable	Weighted Average Exercise Price per Share
Exercisable at December 31, 2010	3,101,000	0.57
Exercisable at December 31, 2011	2,876,714	0.58

The weighted average fair value of options granted during the year ended December 31, 2011 was $1.12.

The following represents additional information related to common stock options outstanding and exercisable at December 31, 2011:

	Outstanding			Exercisable
Exercise Price	Number of Shares	Weighted Average Remaining Contract Life in Years	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
$0.13	315,000	0.05	$0.13	315,000	$0.13
$0.17	885,000	6.60	$0.17	705,000	$0.17
$0.50	1,680,000	2.80	$0.50	600,000	$0.50
$0.67	318,000	1.00	$0.67	318,000	$0.67
$0.95	573,000	4.87	$0.95	573,000	$0.95
$1.05	30,870	0.59	$1.05	-	$1.05
$1.17	165,000	6.55	$1.17	165,000	$1.17
$1.33	165,000	6.84	$1.33	165,000	$1.33
$1.40	35,714	0.59	$1.40	35,714	$1.40
	4,167,584	5.70	$0.62	2,876,714	$0.58

The weighted average remaining contractual term for fully vested share options (exercisable, above) and options expected to vest (outstanding, above) is 4.41 and 5.70 years, respectively.  The aggregate intrinsic value of all of the Company’s options is approximately $700,000.

During the year ended December 31, 2011, 737,500 shares were exercised pursuant to the Merger in exchange for shares of common stock of FPM.

A summary of the status of the Company’s non-vested stock options as of December 31, 2011 and changes is presented below:

Non-vested Stock Options	Shares	Weighted Average Grant Date Fair Value

Non-vested at December 31, 2009	1,575,000	$0.76
Options granted	690,000	0.50
Options vested	(525,000)	0.17
Options forfeited	-	-
Non-vested at December 31, 2010	1,740,000	$1.15
Options granted	666,584	0.75
Options vested	(1,115,714)	0.47
Options forfeited	-	-
Non-vested at December 31, 2011	1,290,870	$0.47

As of December 31, 2011, there was approximately $1,179,244 of unrecognized compensation cost related to non-vested options. Weighted average period of non-vested stock options was 8.46 years as of December 31, 2011.

The Company used the Black-Scholes option price calculation to value the options granted in 2011 in connection with the merger transaction, using the following assumptions: risk-free rate of 3.90%; volatility range of 72% to 117%; average term of five (5) years and exercise price of options granted. See Note 2, Summary of Significant Accounting Policies, “Accounting for Share Based Payments.”

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

The Company evaluated events occurring subsequent to December 31, 2011, identifying those that are required to be disclosed as follows:

On January 18, 2012, the Company settled $66,500 of outstanding accounts payable for $20,000.  The balance of $46,500 was recorded as a gain from settlement of accounts payable.

On February 23, 2012, the Company issued 117,001 shares of common stock in settlement of the $97,110 preferred stock dividends accrued through December 31, 2011.

On March 1, 2012, the Company announced that it has recruited SGS Life Science Services as the CRO for their Phase II study of CardioPET to assess myocardial perfusion and fatty acid uptake in coronary artery disease (CAD) patients. The phase II trial will be an open label trial designed to assess the safety and diagnostic performance of CardioPET as compared to stress echocardiography, myocardial perfusion imaging and angiography as a gold standard of background disease. Two trial sites are planned in Belgium and results are expected in the second half of 2012.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2012
Summary Of Significant Accounting Policies Policies
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of FluoroPharma Medical, Inc. and subsidiary (“FPM”, "FluoroPharma" or the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and the rules and regulations of the U.S. Securities and Exchange Commission (the "SEC").  Accordingly, the unaudited condensed consolidated financial statements do not include all information and footnotes required by accounting principles generally accepted in the United States of America for complete annual financial statements.  In the opinion of management, the accompanying unaudited condensed consolidated financial statements reflect all adjustments, consisting of only normal recurring adjustments, considered necessary for a fair presentation.  Certain prior year amounts in the condensed consolidated financial statements and notes thereto have been reclassified to conform to the current period’s presentation.  Interim operating results are not necessarily indicative of results that may be expected for the year ending December 31, 2012 or for any other interim period.  The unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements of the Company and the notes thereto as of and for the year ended December 31, 2011, as included in the Company's Form 10-K filed with the SEC on March 16, 2012.

As of September 30, 2012, the Company has not generated any revenues from its products and is therefore still considered to be a development stage company as defined in Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 915 “Development Stage Entities”. The Company is devoting substantially all of its present efforts to research and development of commercially viable products that meet the standards of and are approved by the Food and Drug Administration, raising capital and attracting qualified advisors and personnel to further advance the Company’s goals. The Company has not commenced its planned principal operations, has not generated any revenues from operations and has no assurance of any future revenues. All losses accumulated since incorporation on June 13, 2003 have been considered as part of the Company's development stage activities.

On May 16, 2011, the Company entered into an Agreement and Plan of Merger (the "Merger Agreement") with FluoroPharma, Inc., a Delaware corporation ("FPI"), and FPI Merger Corporation, a newly formed, wholly owned Delaware subsidiary of FPM ("MergerCo”). Upon closing of the merger transaction contemplated under the Merger Agreement (the "Merger"), on May 16, 2011, MergerCo merged with and into FPI, and FPI, as the surviving corporation, became a wholly owned subsidiary of FPM.

The acquisition was accounted for as a reverse merger using accounting principles applicable to reverse acquisitions whereby the financial statements subsequent to the date of the transaction are presented as a continuation of FPI.  Under reverse acquisition accounting FluoroPharma, Inc. (the legal subsidiary) will be treated as the accounting parent (acquirer) and FPM (the legal parent) will be treated as the accounting subsidiary (acquiree).  All outstanding shares have been restated to reflect the effect of the recapitalization, which includes a 3-for-2 issuance of FPM shares to FPI shareholders.

Use of Estimates

The accompanying condensed consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, and include certain estimates and assumptions which affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period, including contingencies. Accordingly, actual results may differ from those estimates.

Concentration of Risks

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents. The Company primarily maintains its cash balances with financial institutions in federally insured accounts. The Company has not experienced any losses to date resulting from this practice.

Principles of Consolidation	The condensed consolidated financial statements include the accounts of the Company and the Subsidiary. Intercompany transactions and balances have been eliminated upon consolidation.
Property and Equipment

Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The Company’s property and equipment at September 30, 2012 and December 31, 2011 consisted of computer and office equipment, machinery and equipment, and leasehold improvements with estimated useful lives of three to five years.

Intangible Assets

The Company’s intangible assets consist of technology licenses and are carried at the cost to obtain them. Intangible assets are amortized using the straight-line method over the estimated useful life. Useful lives are as follows: technology licenses, five to fifteen years.

Impairments

The Company assesses its long-lived assets, including intangible assets, for possible impairment whenever events or changes in circumstances indicate that their carrying value may not be recoverable in accordance with ASC Topic 360-10-35, “Impairment or Disposal of Long-Lived Assets.” The determination of related estimated useful lives and whether or not these assets are impaired involves significant judgments, related primarily to the future profitability and/or future value of the assets. The Company records an impairment charge if it believes an investment has experienced a decline in value that is other than temporary.

Management has determined that no impairments had occurred as of September 30, 2012 or December 31, 2011.

Fair Value of Financial Instruments

The Company's financial instruments primarily consist of cash and cash equivalents and accounts payable. All instruments are accounted for on the historical cost basis, which, due to the short maturity of these financial instruments, approximates the fair value at the reporting dates of these financial statements.

The Company groups its assets and liabilities measured at fair value, in three levels based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

The three levels of the fair value hierarchy are as follows:

Level 1 – Valuation is based on quoted prices in active markets for identical assets or liabilities. Valuations are obtained from readily available pricing sources for market transactions involving identical assets or liabilities.

Level 2 – Valuation is based on observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Valuation is based on unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the financial instrument.

The Company recognizes transfers between levels at the end of the reporting period as if the transfers occurred on the last day of the reporting period.

Income Taxes

The Company accounts for income taxes and the related accounts under the liability method. Deferred tax assets and liabilities are determined based on the differences between the financial statement carrying amounts and the income tax bases of assets and liabilities. A valuation allowance is applied against any net deferred tax asset if, based on available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

The Company continues to recognize net operating losses. The estimated net operating loss for the nine months ended September 30, 2012 is $2,700,000, which results in an increase in the deferred tax asset and associated valuation allowance of approximately $1,020,000, using the combined state and federal tax rates of approximately 38%.

There are no unrecognized tax benefits included in the consolidated balance sheets that would, if recognized, affect the effective tax rate.

The Company’s policy is to recognize interest and/or penalties related to income tax matters in income tax expense.  The Company had no accrual for interest or penalties on its balance sheets at September 30, 2012 or December 31, 2011, and has not recognized interest and/or penalties in the statement of operations for the periods ended September 30, 2012 and December 31, 2011.   Further, the Company currently has no open tax years, subject to audit prior to December 31, 2009.

Accounting for Share-Based Payments

The Company follows the provisions of ASC Topic 718, which establishes the accounting for transactions in which an entity exchanges equity securities for services and requires companies to expense the estimated fair value of these awards over the requisite service period. The Company uses the Black-Scholes option pricing model in determining fair value. Accordingly, compensation cost has been recognized using the fair value method and expected term accrual requirements as prescribed, which resulted in employee stock-based compensation expense for the nine months ending September 30, 2012 and September 30, 2011 of $269,996 and $1,636,187 respectively.

A portion of the 2011 expense was the result of changes to the terms of previously granted options in the Merger (see Note 7). The number of shares increased (3-for-2) and the exercise prices decreased.

The Company accounts for share-based payments granted to non-employees in accordance with ASC Topic 505, “Equity Based Payments to Non-Employees.” The Company determines the fair value of the stock-based payment as either the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable.  If the fair value of the equity instruments issued is used, it is measured using the stock price and other measurement assumptions as of the earlier of either (1) the date at which a commitment for performance by the counterparty to earn the equity instruments is reached, or (2) the date at which the counterparty’s performance is complete.

The fair value of each share-based payment is estimated on the measurement date using the Black-Scholes model with the following assumptions:

	2012	2011

Risk-free interest rate	2.26%	3.90%
Expected volatility	78.53%	117%
Dividend yield	none	none
Expected term	5 years	5 years

Loss per Share

The Company computes net income (loss) per common share in accordance with ASC Topic 260. Net income (loss) per share is based upon the weighted average number of outstanding common shares and the dilutive effect of common share equivalents, such as options and warrants to purchase common stock, and convertible notes, if applicable, that are outstanding each year.

Net loss per share is presented as both basic and diluted net loss per share. Basic net loss per share excludes any dilutive effects of options and warrants. Diluted net loss per share includes the impact of potentially dilutive securities. No dilutive effect was calculated for the three and nine months ended September 30, 2012 and 2011 as the Company reported a net loss for each respective period and the effect would have been anti-dilutive. As of September 30, 2012, the Company had outstanding options exercisable for 4,353,428 shares of its common stock, warrants exercisable for 5,243,531 shares of its common stock and preferred stock convertible into 2,,073,792 shares of common stock.  As of September 30, 2011, the Company had outstanding options exercisable for 4,101,000 shares of its common stock, warrants exercisable for 4,238,395 shares of its common stock and preferred stock convertible into 2,041,231 shares of common stock.

Research and Development Costs	Research and development costs are expensed as incurred.
Recent Accounting Pronouncements	Management does not believe that any recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying financial statements.
Liquidity

The Company has experienced net losses and negative cash flows from operations since its inception.  The Company has sustained cumulative losses since inception of $15,660,845 as of September 30, 2012.  The Company has historically financed its operations through issuances of equity and the proceeds of debt instruments. In the past, the Company has also provided for its cash needs by issuing common stock, options and warrants for certain operating costs, including consulting and professional fees.

The Company's current cash reserves of approximately $800,000 as of September 30, 2012, should provide the Company with sufficient cash to fund its operations into 2013. This projection is based on the budgeted monthly operating expenses including projected costs for clinical trials. The Company continues to actively pursue various funding options, including equity offerings, to obtain additional funds to continue the development of its products and bring them to commercial markets. However, there can be no assurance that the Company will be able to consummate any fund raising transactions on acceptable terms or at all. If the Company is unable to raise additional capital as may be needed and meet its projections for operating expenses, it could have a material adverse effect on its operations and liquidity.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2012
Summary Of Significant Accounting Policies Tables
Accounting for Share-Based Payments

The fair value of each share-based payment is estimated on the measurement date using the Black-Scholes model with the following assumptions:

	2012	2011

Risk-free interest rate	2.26%	3.90%
Expected volatility	78.53%	117%
Dividend yield	none	none
Expected term	5 years	5 years

COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2012
Commitments And Contingencies Tables
COMMITMENTS AND CONTINGENCIES	The future minimum lease payments through April 30, 2015 are as follows: Year ending December 31,:
2012	$7,800
2013	45,600
2014	45,600
2015	15,200
$114,200

STOCK PURCHASE WARRANTS (Tables)	9 Months Ended
Sep. 30, 2012
Stock Purchase Warrants Tables
Common stock warrant activity

The following is a summary of all common stock warrant activity through September 30, 2012:

	Number of Shares	Exercise Price	Weighted Average
	Under Warrants	Per Share	Exercise Price

Warrants issued and exercisable at December 31, 2010	638,217	$0.95- $2.00	$1.11
Warrants Granted	4,238,764	$0.83 - $1.33	$1.23
Warrants Expired	(41,250)	$2.00	$2.00

Warrants issued and exercisable at December 31, 2011	4,843,531	$0.95 - $2.00	$1.21
Warrants Granted	437,500	$0.50 -0.83	$0.62
Warrants Expired	(37,500)	$2.00	$2.00
Warrants issued and exercisable at September 30, 2012	5,243,531	$0.50 - $2.00	$1.16

Common stock warrants outstanding and exercisable

The following represents additional information related to common stock warrants outstanding and exercisable at September 30, 2012:

Exercise Price	Number of Shares Under Warrants	Weighted Average Remaining Contract Life in Years	Weighted Average Exercise Price
$0.50	277,500	1.55	$0.50
$0.83	1,021,028	2.29	$0.83
$0.95	86,250	0.44	$0.95
$1.00	426,417	6.60	$1.00
$1.33	3,432,336	2.75	$1.33
	5,243,531	2.99	$1.16

COMMON STOCK OPTIONS (Tables)	9 Months Ended
Sep. 30, 2012
Common Stock Options Tables
Common stock option activity

The following is a summary of all common stock option activity during the period ended September 30, 2012:

	Shares Under Options Outstanding	Weighted Average Exercise Price

Outstanding at December 31, 2010	4,616,000	$0.47
Options granted	666,584	$0.57
Options forfeited	-
Options exercised	(1,115,000)	$0. 55
Outstanding at December 31, 2011	4,167,584	$0.62
Options granted	976,464	$0.84
Options forfeited	(790,620)	$0.27
Options exercised	-	-
Outstanding at September 30, 2012	4,353,428	$0.66

	Options Exercisable	Weighted Average Exercise Price per Share
Exercisable at December 31, 2011	2,876,714	$0.58
Exercisable at September 30, 2012	2,575,678	$0.66

Common stock options outstanding and exercisable

The following represents additional information related to common stock options outstanding and exercisable at September 30, 2012:

	Outstanding			Exercisable
		Weighted
		Average	Weighted		Weighted
		Remaining	Average		Average
Exercise Price	Number of	Contract Life	Exercise	Number of	Exercise
Price	Shares	in Years	Price	Shares	Price

$0.13	15,000	2.67	$0.13	15,000	$0.13
$0.17	675,000	6.86	$0.17	675,000	$0.17
$0.50	1,402,500	7.82	$0.50	472,500	$0.50
$0.67	318,000	0.25	$0.67	318,000	$0.67
$0.83	376,464	9.66	$0.83	156,464	$0.83
$0.84	600,000	9.99	$0.84	-	$0.84
$0.95	573,000	4.32	$0.95	573,000	$0.95
$1.05	27,750	9.19	$1.05	-	$1.05
$1.17	165,000	5.31	$1.17	165,000	$1.17
$1.33	165,000	6.16	$1.33	165,000	$1.33
$1.40	35,714	8.69	$1.40	35,714	$1.40
	4,353,428	6.96	$0.66	2,575,678	$0.66

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Fair value of each share-based payment is estimated on the following assumptions
Risk-free interest rate	2.26%	3.90%
Expected volatility	78.53%	117.00%
Dividend yield
Expected term	5 years	5 years

COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Sep. 30, 2012
The future minimum lease payments
Year ending December 31, 2012	$ 7,800
2013	45,600
2014	45,600
2015	115,200
Total future miimum lease payments	$ 114,200

STOCK PURCHASE WARRANTS (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of all common stock option activity
Outstanding shares, beginning	4,167,584	4,616,000
Warrants Granted	976,464	666,584
Warrants Expired	(790,620)
Outstanding shares, ending	4,353,428	4,167,584
Warrants Granted Minimum	$ 0.13
Warrants Granted maximum	$ 1.33
Outstanding weighted average exercise price, beginning	$ 0.62	$ 0.47
Warrants Granted	$ 0.84	$ 0.57
Warrants Expired	$ 0.27
Outstanding weighted average exercise price, ending	$ 0.66	$ 0.62
Warrant [Member]
Summary of all common stock option activity
Outstanding shares, beginning	4,843,531	638,217
Warrants Granted	437,500	4,238,764
Warrants Expired	(37,500)	(41,250)
Outstanding shares, ending	5,243,531	4,843,531
Warrants issued and exercisable, beginning	$ 0.95	$ 0.95
Warrants issued and exercisable, beginning	$ 2	$ 2
Warrants Granted Minimum	$ 0.5	$ 0.83
Warrants Granted maximum	$ 0.83	$ 1.33
Warrants Expired	$ 2	$ 2
Warrants issued and exercisable, ending	$ 0.5	$ 0.95
Warrants issued and exercisable, ending	$ 2	$ 2
Outstanding weighted average exercise price, beginning	$ 1.21	$ 1.11
Warrants Granted	$ 0.62	$ 1.23
Warrants Expired	$ 2	$ 2
Outstanding weighted average exercise price, ending	$ 1.16	$ 1.21

STOCK PURCHASE WARRANTS (Details 1) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Purchase Warrants
Number of Shares	4,353,428	4,167,584	4,616,000
Weighted Average Exercise Price	$ 0.66	$ 0.62	$ 0.47
Warrant [Member]
Stock Purchase Warrants
Number of Shares	5,243,531	4,843,531	638,217
Weighted Average Exercise Price	$ 1.16	$ 1.21	$ 1.11
Warrant [Member] | ExcersiePriceZeroPointFiveMember
Stock Purchase Warrants
Number of Shares	227,500
Weighted Average Remaining Contract Life in Years	1.55
Weighted Average Exercise Price	$ 0.5
Warrant [Member] | ExcersiePriceZeroPointEightThreeMember
Stock Purchase Warrants
Number of Shares	1,021,028
Weighted Average Remaining Contract Life in Years	2.29
Weighted Average Exercise Price	$ 0.83
Warrant [Member] | ExcersiePriceZeroPointNineFiveMember
Stock Purchase Warrants
Number of Shares	86,250
Weighted Average Remaining Contract Life in Years	0.44
Weighted Average Exercise Price	$ 0.95
Warrant [Member] | ExcersiePriceOnePointZeroZerMember
Stock Purchase Warrants
Number of Shares	426,417
Weighted Average Remaining Contract Life in Years	6.6
Weighted Average Exercise Price	$ 1
Warrant [Member] | ExcersiePriceOnePointThreeThreeMember
Stock Purchase Warrants
Number of Shares	3,432,336
Weighted Average Remaining Contract Life in Years	2.75
Weighted Average Exercise Price	$ 1.33
Warrant [Member] | ExcersiePriceOnePointOneSixMember
Stock Purchase Warrants
Number of Shares	5,243,531
Weighted Average Remaining Contract Life in Years	2.99
Weighted Average Exercise Price	$ 1.16

COMMON STOCK OPTIONS (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of all common stock option activity
Outstanding shares, beginning	4,167,584	4,616,000
Options granted, shares	976,464	666,584
Options forfeited, shares	(790,620)
Options exercised, shares		(1,115,000)
Outstanding shares, ending	4,353,428	4,167,584
Exercisable shares	2,575,678	2,876,714
Outstanding weighted average exercise price, beginning	$ 0.62	$ 0.47
Options granted, weighted average exercise price	$ 0.84	$ 0.57
Options forfeited, weighted average exercise price	$ 0.27
Options exercised, weighted average exercise price		$ 0.55
Outstanding weighted average exercise price, ending	$ 0.66	$ 0.62
Exercisable, weighted average exercise price	$ 0.66	$ 0.58

COMMON STOCK OPTIONS (Details 1) (USD $)	Sep. 30, 2012 Decimal	Dec. 31, 2011	Dec. 31, 2010
Additional information related to common stock options outstanding and exercisable
Outstanding, number of shares	4,353,428	4,167,584	4,616,000
Outstanding, weighted average remaining contractual life	6.96
Outstanding, weighted average exercise price	$ 0.66	$ 0.62	$ 0.47
Exercisable, number of shares	2,575,678	2,876,714
Exercisable, weighted average exercise price	$ 0.66	$ 0.58
ExercisePrice0Point13Member
Additional information related to common stock options outstanding and exercisable
Outstanding, number of shares	15,000
Outstanding, weighted average remaining contractual life	2.67
Outstanding, weighted average exercise price	$ 0.13
Exercisable, number of shares	15,000
Exercisable, weighted average exercise price	$ 0.13
ExercisePrice0Point17Member
Additional information related to common stock options outstanding and exercisable
Outstanding, number of shares	675,000
Outstanding, weighted average remaining contractual life	6.86
Outstanding, weighted average exercise price	$ 0.17
Exercisable, number of shares	675,000
Exercisable, weighted average exercise price	$ 0.17
ExercisePrice0Point50Member
Additional information related to common stock options outstanding and exercisable
Outstanding, number of shares	1,402,500
Outstanding, weighted average remaining contractual life	7.82
Outstanding, weighted average exercise price	$ 0.5
Exercisable, number of shares	472,500
Exercisable, weighted average exercise price	$ 0.5
ExercisePrice0Point67Member
Additional information related to common stock options outstanding and exercisable
Outstanding, number of shares	318,000
Outstanding, weighted average remaining contractual life	0.25
Outstanding, weighted average exercise price	$ 0.67
Exercisable, number of shares	318,000
Exercisable, weighted average exercise price	$ 0.67
ExercisePrice0Point83Member
Additional information related to common stock options outstanding and exercisable
Outstanding, number of shares	376,464
Outstanding, weighted average remaining contractual life	9.66
Outstanding, weighted average exercise price	$ 0.83
Exercisable, number of shares	156,464
Exercisable, weighted average exercise price	$ 0.83
ExercisePrice0Point95Member
Additional information related to common stock options outstanding and exercisable
Outstanding, number of shares	573,000
Outstanding, weighted average remaining contractual life	4.32
Outstanding, weighted average exercise price	$ 0.95
Exercisable, number of shares	573,000
Exercisable, weighted average exercise price	$ 0.95
ExercisePrice1Point05Member
Additional information related to common stock options outstanding and exercisable
Outstanding, number of shares	27,750
Outstanding, weighted average remaining contractual life	9.19
Outstanding, weighted average exercise price	$ 1.05
Exercisable, number of shares
Exercisable, weighted average exercise price	$ 1.05
ExercisePrice1Point17Member
Additional information related to common stock options outstanding and exercisable
Outstanding, number of shares	165,000
Outstanding, weighted average remaining contractual life	5.31
Outstanding, weighted average exercise price	$ 1.17
Exercisable, number of shares	165,000
Exercisable, weighted average exercise price	$ 1.17
ExercisePrice1Point33Member
Additional information related to common stock options outstanding and exercisable
Outstanding, number of shares	165,000
Outstanding, weighted average remaining contractual life	6.16
Outstanding, weighted average exercise price	$ 1.33
Exercisable, number of shares	165,000
Exercisable, weighted average exercise price	$ 1.33
ExercisePrice1Point40Member
Additional information related to common stock options outstanding and exercisable
Outstanding, number of shares	35,714
Outstanding, weighted average remaining contractual life	8.69
Outstanding, weighted average exercise price	$ 1.4
Exercisable, number of shares	35,714
Exercisable, weighted average exercise price	$ 1.4

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textuals) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		112 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012
Notes to Financial Statements
Merger agreement date			May 16, 2011
Acquired entity			FPI Merger Corporation
Acquirer entity			FluoroPharma Inc.
Merger description			The acquisition was accounted for as a reverse merger using accounting principles applicable to reverse acquisitions whereby the financial statements subsequent to the date of the transaction are presented as a continuation of FPI. Under reverse acquisition accounting FluoroPharma, Inc. (the legal subsidiary) will be treated as the accounting parent (acquirer) and FPM (the legal parent) will be treated as the accounting subsidiary (acquiree)
Merger, equity interest issued or issuable			3 for 2 issuance of FPM shares to FPI shareholders
Deferred tax asset, valuation allowance	$ 1,026,000		$ 1,026,000				$ 1,026,000
Net operating loss				27,000,000
State and federal tax rates			38.00%
Employee stock-based compensation expense			269,996	1,636,187
Outstanding options exercisable		4,353,428		4,353,428
Warrants exercisable		5,243,531		5,243,531
Net Loss Attributable to Common Stockholders	$ (1,041,717)	$ (480,228)	$ (2,787,116)	$ (3,468,608)	$ (4,405,493)	$ (954,118)	$ (15,660,845)
Company's current cash reserves			Approximately $1.7 million as of the date of this report, should provide the Company with sufficient cash to fund its operations into 2013
Method used for share based compensation measurement			Black-Scholes model

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textuals 1)	9 Months Ended
Sep. 30, 2012
Website Development Cost [Member]
Intangible Assets
Intangible assets, useful life	3 years
Minimum [Member] | Technology Licensing [Member]
Intangible Assets
Intangible assets, useful life	5 years
Maximum [Member] | Technology Licensing [Member]
Intangible Assets
Intangible assets, useful life	15 years
Machinery and Equipment [Member] | Minimum [Member]
Property and equipment
Property and equipment, estimated useful lives	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property and equipment
Property and equipment, estimated useful lives	5 years

THE MERGER (Details Textuals) (USD $)	9 Months Ended
Sep. 30, 2012
Merger additional details
The Company issued shares of common stock	2,611,375
The Company issued shares of Series A Preferred Stock in the Private Placement	1,807,229
Purchase shares of common stock	1,817,593
Issued options to purchase an aggregate shares of our common stock after merger	4,423,500
Strike prices range, lower limit	$ 0.13
Strike prices range, higher limit	$ 1.33
2011 Plan [Member]
Merger additional details
Shares of common stock for issuance as awards to officers, directors, employees, consultants and others before merger	6,475,750

2011 PRIVATE PLACEMENT (Details Textuals) (USD $)	9 Months Ended						9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 01, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Sep. 30, 2012 Private Placement [Member]	Dec. 31, 2011 Private Placement [Member]
Private placement additional details
The Company raised aggregate gross proceeds pursuant to a Private Placement										$ 7,093,065
Subscription agreements for the sale and issuance of shares										5,481,757
Subscription agreements for the sale and issuance of Series A Preferred Stock										1,807,229
common stock, par value	$ 0.001				$ 0.001	$ 0.001
Series A Preferred Stock, par value					$ 0.001
Purchase price per share			$ 1	$ 0.85	$ 0.83
Consideration received										Investors who invested in the aggregate a minimum of $1,500,000 received Series A Preferred Stock, which has the rights and preferences set forth in the Certificate of Designation. Investors who purchased Series A Preferred Stock received a four year warrant to purchase 50% of the shares purchased and the investors who purchased common stock received a four year warrant to purchase 35% of the shares purchased. The warrants are exercisable at an exercise price of $1.33
Cumulative preferred stock dividend, rate										10.00%
Accrued preferred stock dividend									$ 124,137	$ 97,110
Increase in number of the Preferred Stock, shares									98,091	117,001
Fair value of the warrants
Risk free interest rate	2.26%	3.90%					2.26%	3.90%
Volatility	78.53%	117.00%					78.53%	116.55%
Exercise price								$ 1.33
Market value								$ 0.83
Expected life	5 years							5 years

COMMITMENTS AND CONTINGENCIES (Details Textuals) (USD $)	3 Months Ended		9 Months Ended
	Dec. 31, 2011	Sep. 30, 2009	Sep. 30, 2012
Commitments and contingencies additional details
Renegotiated license stipulates	The renegotiated license extends the timelines for the development milestones by two years in exchange for a $20,000 payment	the Company meet certain obligations, including, but not limited to, raising an aggregate $2 million in capital by the second quarter of 2010; and meeting certain development milestones relating to clinical trials and filings with the FDA
Payment of an aggregate compensation to SGS			$ 346,234
Amount paid upon execution of the LOI			290,271
Bonus for key company executive if the Company execute transactions as specified in the contract			1,000,000
Executive employment contract conditions			should the Company execute transactions as specified in the contract, including the sale of substantially all of the Company��s assets or stock or a merger transaction, any of which resulting in compensation to the Company��s stockholders aggregating in excess of $50 million for such transaction
Lease term for office space			3 years
Annual minimum lease payments			45,600
Security deposit for lease			5,700
Leasehold improvements			$ 25,171

CAPITAL STOCK (Details Textuals) (USD $)	Sep. 30, 2012	Sep. 01, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capital stock additional details
Preferred stock, authorized	10,000,000			10,000,000	10,000,000
Preferred stock Series A,designated	3,500,000			3,500,000	3,500,000
Preferred stock Series A, par value	$ 0.001			$ 0.001	$ 0.001
Preferred stock Series A, Issued	2,022,321			1,924,230	1,924,230
Common stock, par value	$ 0.001			$ 0.001	$ 0.001
Common stock, Authorized	200,000,000			200,000,000	200,000,000
Common stock, Issued	22,510,894	70,000	130,000	22,310,894
Common stock, outstanding	22,510,894			22,310,894	12,705,038
Common stock, per share		$ 1	$ 0.85	$ 0.83

STOCK PURCHASE WARRANTS (Details Textuals) (USD $)	9 Months Ended			12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]
Stock Purchase Warrants
Number of common stock warrants issued to non-employees for services	160,000
Number of common stock exchanged for warrants	277,500
Fair value of warrants	$ 73,000
Method used for calculations	Black-Scholes model		Black-Scholes option price calculation
Risk free rate assumed	2.26%	3.90%	2.26%	3.90%
Expected volatility rate	78.53%	117.00%	78.53%	116.55%

COMMON STOCK OPTIONS (Details Textuals) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Feb. 11, 2011
Common stock options additional details
Shares reserved under stock option plans				6,475,750
Stock option expense	$ 1,351,452
Number of options exercised			(1,115,000)
Weighted average fair value of options granted	$ 0.53
Weighted average remaining contract life, exercisable options	5 years 2 months 19 days
Weighted average remaining contract life, outstanding options	6 years 11 months 15 days
Aggregate intrinsic value of options	1,568,000
Unrecognized compensation cost related to non-vested options	1,285,000
Weighted average period of non vested options	6 years 11 months 15 days
Risk free rate assumed	2.26%	3.90%
Expected volatility rate	78.53%	117.00%
Average term	5 years
Chief Executive Officer [Member]
Common stock options additional details
Number of shares received as options	400,000
Exercise price	$ 0.75
Fair value of share options	200,763
Vesting period	4 years
Stock options to CEO, Description	These options were adjusted for the exchange ratio and post merger the options are exercisable into 600,000 shares of common stock at $0.50 (aggregate fair value of $671,520) per share with one-quarter vesting annually.
ChiefExecutiveOfficerGrant2Member
Common stock options additional details
Number of shares received as options	600,000
Exercise price	$ 0.84
Fair value of share options	$ 324,535
Vesting period	3 years
Director [Member]
Common stock options additional details
Number of shares received as options	450,000
Number of options exercised	900,000
Director 1 [Member]
Common stock options additional details
Number of shares received as options	161,250
Number of options exercised	215,000